UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                     DATE OF FISCAL YEAR END: JULY 31, 2008

                    DATE OF REPORTING PERIOD: APRIL 30, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND II                 FROST CORE GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS                               APRIL 30, 2008 (UNAUDITED)


--------------------------------------------------------------------------------

----------------------------------------------------------------------
Description                                 Shares     Market Value
----------------------------------------------------------------------

COMMON STOCK -- 92.4%
CONSUMER DISCRETIONARY -- 5.0%
   Coach*                                   87,320    $   3,105,972
   Comcast, Cl A                           194,528        3,997,551
   Walt Disney                             113,225        3,671,887
                                                      --------------
                                                         10,775,410
                                                      --------------
CONSUMER STAPLES -- 11.6%
   CVS Caremark                            176,014        7,105,684
   Hansen Natural*                         118,989        4,211,021
   PepsiCo                                  72,230        4,949,922
   Procter & Gamble                         74,116        4,969,478
   Whole Foods Market                      113,431        3,702,388
                                                      --------------
                                                         24,938,493
                                                      --------------
ENERGY -- 14.2%
   ConocoPhillips                           65,483        5,641,360
   Halliburton                             153,480        7,046,267
   Petroleo Brasileiro ADR                  52,736        6,403,205
   Suncor Energy                            56,227        6,336,221
   Ultra Petroleum*                         60,341        5,012,527
                                                      --------------
                                                         30,439,580
                                                      --------------
FINANCIALS -- 7.8%
   American Express                         97,171        4,666,151
   CME Group, Cl A                           4,795        2,193,473
   Janus Capital Group                     192,260        5,394,815
   JPMorgan Chase                           96,330        4,590,125
                                                      --------------
                                                         16,844,564
                                                      --------------
HEALTH CARE -- 15.4%
   Allergan                                 93,112        5,248,723
   Becton Dickinson                         44,218        3,953,089
   Genentech*                               55,330        3,773,506
   Gilead Sciences*                        195,240       10,105,623
   Intuitive Surgical*                      19,554        5,656,190
   Zimmer Holdings*                         57,444        4,260,047
                                                      --------------
                                                         32,997,178
                                                      --------------
INDUSTRIALS -- 12.9%
   Caterpillar                              67,067        5,491,446
   Emerson Electric                         96,300        5,032,638
   Foster Wheeler*                          38,306        2,439,709
   General Dynamics                         51,430        4,650,301
   General Electric                        147,938        4,837,573
   Goodrich                                 75,295        5,131,354
                                                      --------------
                                                         27,583,021
                                                      --------------
INFORMATION TECHNOLOGY -- 18.2%
   Apple*                                   35,210        6,124,779
   Automatic Data Processing                91,120        4,027,504
   Cognizant Technology Solutions,
     Cl A*                                 127,692        4,118,067
   eBay*                                   164,917        5,160,253
   Flextronics International*              328,150        3,409,479
   Google, Cl A*                            10,583        6,077,710
   Microsoft                               165,953        4,732,980
   Oracle*                                 260,750        5,436,638
                                                      --------------
                                                         39,087,410
                                                      --------------
MATERIALS -- 7.3%
   Freeport-McMoRan Copper & Gold           42,103        4,789,216
   Goldcorp                                118,858        4,245,608
   Monsanto                                 58,950        6,721,479
                                                      --------------
                                                         15,756,303
                                                      --------------
Total Common Stock
   (Cost $165,482,307)                                  198,421,959
                                                      --------------

----------------------------------------------------------------------
Description                                 Shares     Market Value
----------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 7.3%
   American Beacon Select
     Money Market Fund, 2.200%**        15,599,096    $  15,599,096
                                                      --------------
Total Short-Term Investment
   (Cost $15,599,096)                                    15,599,096
                                                      --------------
Total Investments -- 99.7%
   (Cost $181,081,403)+                               $ 214,021,055
                                                      ==============

     Percentages are based on Net Assets of $214,679,283.

*    Non-income producing security.
**   Rate shown is the 7-day effective yield as of April 30, 2008.

     ADR -- American Depositary Receipt
     Cl -- Class

+ At April 30, 2008, the tax basis cost of the Fund's investments was $181,081,403, and the unrealized appreciation and depreciation were $41,872,606 and $(8,932,954), respectively.



THE ADVISORS' INNER CIRCLE FUND II              FROST DIVIDEND VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS                               APRIL 30, 2008 (UNAUDITED)


--------------------------------------------------------------------------------


----------------------------------------------------------------------
Description                                 Shares     Market Value
----------------------------------------------------------------------

COMMON STOCK -- 86.5%
CONSUMER DISCRETIONARY -- 0.3%
   Carnival                                 10,600    $     425,802
                                                      --------------
CONSUMER STAPLES -- 9.9%
   Coca-Cola                                43,910        2,584,982
   Colgate-Palmolive                        36,530        2,582,671
   ConAgra Foods                           166,232        3,916,426
   Kimberly-Clark                           43,870        2,807,241
   Philip Morris International*             57,205        2,919,171
                                                      --------------
                                                         14,810,491
                                                      --------------
ENERGY -- 13.0%
   ConocoPhillips                           42,428        3,655,172
   Patterson-UTI Energy                    148,295        4,143,362
   Petroleo Brasileiro ADR                  34,021        4,130,830
   Spectra Energy                          130,110        3,213,717
   StatoilHydro ADR                         82,133        2,970,751
   Tenaris ADR                              24,851        1,317,352
                                                      --------------
                                                         19,431,184
                                                      --------------
FINANCIALS -- 21.0%
   Bank of America                          72,630        2,726,530
   BB&T                                     83,892        2,876,657
   HSBC Holdings ADR                        47,780        4,146,826
   ING Groep ADR                           104,405        3,966,346
   JPMorgan Chase                           92,095        4,388,327
   PNC Financial Services Group             44,573        3,091,138
   US Bancorp                              127,090        4,307,080
   Waddell & Reed Financial, Cl A           77,793        2,634,071
   Wells Fargo                             109,560        3,259,410
                                                      --------------
                                                         31,396,385
                                                      --------------
HEALTH CARE -- 6.4%
   Johnson & Johnson                        65,796        4,414,254
   Merck                                    58,059        2,208,564
   Pfizer                                  148,700        2,990,357
                                                      --------------
                                                          9,613,175
                                                      --------------
INDUSTRIALS -- 12.4%
   Caterpillar                              35,909        2,940,229
   Emerson Electric                         60,840        3,179,498
   General Electric                         75,558        2,470,747
   Honeywell International                  53,400        3,171,960
   Northrop Grumman                         35,568        2,616,738
   Raytheon                                 63,451        4,058,960
                                                      --------------
                                                         18,438,132
                                                      --------------
INFORMATION TECHNOLOGY -- 3.7%
   Nokia ADR                                89,350        2,686,755
   Taiwan Semiconductor
     Manufacturing ADR                     256,229        2,880,013
                                                      --------------
                                                          5,566,768
                                                      --------------
MATERIALS -- 12.1%
   Air Products & Chemicals                 41,818        4,116,146
   Alcoa                                    79,140        2,752,489
   Anglo American ADR                       84,895        2,780,311
   Cia Vale do Rio Doce ADR                 74,062        2,894,343
   Dow Chemical                             63,660        2,555,949
   EI Du Pont de Nemours                    58,680        2,870,039
                                                      --------------
                                                         17,969,277
                                                      --------------
TELECOMMUNICATION SERVICES -- 5.7%
   AT&T                                    136,165        5,270,947
   Vodafone Group ADR                      104,345        3,303,563
                                                      --------------
                                                          8,574,510
                                                      --------------

----------------------------------------------------------------------
Description                                 Shares     Market Value
----------------------------------------------------------------------

UTILITIES -- 2.0%
   Dominion Resources                       69,190    $   3,002,154
                                                      --------------
Total Common Stock
   (Cost $115,229,186)                                  129,227,878
                                                      --------------
SHORT-TERM INVESTMENT -- 9.3%
   American Beacon Select Money
     Market Fund, 2.200%**              13,849,957       13,849,957
                                                      --------------
Total Short-Term Investment
   (Cost $13,849,957)                                    13,849,957
                                                      --------------
Total Investments -- 95.8%
   (Cost $129,079,143)+                               $ 143,077,835
                                                      ==============

     Percentages are based on Net Assets of $149,286,637.

*    Non-income producing security.
**   Rate shown is the 7-day effective yield as of April 30, 2008.

     ADR -- American Depositary Receipt
     Cl -- Class

+ At April 30, 2008, the tax basis cost of the Fund's investments was $129,079,143, and the unrealized appreciation and depreciation were $18,164,547 and $(4,165,855), respectively.



THE ADVISORS' INNER CIRCLE FUND II        FROST HOOVER SMALL MID-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS                               APRIL 30, 2008 (UNAUDITED)


--------------------------------------------------------------------------------


----------------------------------------------------------------------
Description                                 Shares     Market Value
----------------------------------------------------------------------

COMMON STOCK -- 95.4%
CONSUMER DISCRETIONARY -- 20.8%
   AnnTaylor Stores*                        24,300    $     614,790
   Cheesecake Factory*                      29,800          674,374
   Christopher & Banks                      54,500          645,825
   DeVry                                    11,700          666,900
   Dollar Tree*                             23,600          745,760
   Gentex                                   35,800          668,744
   Hibbett Sports*                          19,400          354,244
   J Crew Group*                            14,000          665,000
   Jack in the Box*                         19,600          524,300
   Life Time Fitness*                        5,700          207,195
   Lululemon Athletica*                     18,900          585,333
   Matthews International, Cl A              6,300          311,472
   Men's Wearhouse                          24,600          655,098
   Meritage Homes*                           7,200          136,584
   Pacific Sunwear of California*           31,600          423,756
   Panera Bread, Cl A*                      16,400          857,064
   Penske Auto Group                        34,600          724,178
   PF Chang's China Bistro*                 21,800          676,454
   Phillips-Van Heusen                      17,100          721,791
   Red Robin Gourmet Burgers*               18,000          739,440
   Ryland Group                             16,700          534,066
   Stage Stores                             23,900          376,186
   Thor Industries                          10,700          324,424
   Tupperware Brands                        15,900          626,460
                                                      --------------
                                                         13,459,438
                                                      --------------
CONSUMER STAPLES -- 4.6%
   BJ's Wholesale Club*                     18,100          689,972
   Flowers Foods                            25,000          647,250
   Fresh Del Monte Produce*                 16,600          526,054
   Hain Celestial Group*                    17,500          431,900
   Ruddick                                  17,300          669,510
                                                      --------------
                                                          2,964,686
                                                      --------------
ENERGY -- 16.3%
   Atwood Oceanics*                          4,800          483,312
   Bill Barrett*                            14,700          756,021
   Carrizo Oil & Gas*                        9,800          622,202
   Comstock Resources*                      16,200          736,938
   Concho Resources*                        23,600          650,652
   Core Laboratories*                        5,000          626,400
   Dresser-Rand Group*                      18,000          658,260
   EXCO Resources*                          32,500          725,400
   Foundation Coal Holdings                 12,400          743,752
   Hercules Offshore*                       22,900          603,644
   Key Energy Services*                     54,800          750,760
   Mariner Energy*                          16,000          440,960
   Penn Virginia                            11,700          614,250
   PetroHawk Energy*                        29,700          702,108
   Swift Energy*                            12,900          672,606
   Tidewater                                11,300          736,986
                                                      --------------
                                                         10,524,251
                                                      --------------
FINANCIALS -- 12.6%
   Alexandria Real Estate Equities++         6,500          682,695
   Corporate Office Properties
     Trust++                                17,500          652,750
   Digital Realty Trust++                   17,300          670,375
   Entertainment Properties Trust++         11,700          624,312
   Hancock Holding                          16,100          664,447
   Healthcare Realty Trust++                11,300          320,129
   Investment Technology Group*             19,400          936,244
   National Retail Properties++             26,900          616,279
   PrivateBancorp                              900           30,591
   SVB Financial Group*                      2,300          111,918


----------------------------------------------------------------------
Description                                 Shares     Market Value
----------------------------------------------------------------------
   UMB Financial                             4,900    $     243,236
   Waddell & Reed Financial, Cl A           33,900        1,147,854
   Weingarten Realty Investors++            16,800          619,752
   Westamerica Bancorporation               13,600          794,784
                                                      --------------
                                                          8,115,366
                                                      --------------
HEALTH CARE -- 4.8%
   Haemonetics*                              9,400          537,962
   Parexel International*                   15,600          396,240
   Pediatrix Medical Group*                  9,800          666,596
   Perrigo                                  24,700        1,012,453
   PSS World Medical*                       19,900          327,753
   VCA Antech*                               5,300          171,561
                                                      --------------
                                                          3,112,565
                                                      --------------
INDUSTRIALS -- 17.2%
   Administaff                              13,000          340,470
   Baldor Electric                           8,500          275,400
   Barnes Group                              9,600          250,368
   Brink's                                   9,000          654,750
   Bucyrus International, Cl A               7,300          919,289
   Ceradyne*                                 3,700          144,152
   Clarcor                                  15,000          629,400
   Corrections Corp. of America*            11,700          298,350
   Donaldson                                 7,900          343,966
   DRS Technologies                          8,000          499,520
   Dycom Industries*                        24,500          352,310
   EMCOR Group*                             12,900          323,274
   Esterline Technologies*                  11,200          623,392
   Forward Air                              17,300          589,757
   Geo Group*                               21,100          558,095
   Graco                                     2,100           86,961
   Healthcare Services Group                27,600          421,176
   IDEX                                      6,200          227,478
   Knight Transportation                    27,100          460,429
   Korn/Ferry International*                18,800          350,808
   Landstar System                          15,200          789,792
   Middleby*                                 5,600          351,400
   Old Dominion Freight Line*               24,100          739,870
   Regal-Beloit                              8,300          307,847
   Thomas & Betts*                           8,100          303,426
   Triumph Group                             5,300          312,011
                                                      --------------
                                                         11,153,691
                                                      --------------
INFORMATION TECHNOLOGY -- 14.8%
   ADC Telecommunications*                  39,500          553,790
   Ansys*                                   27,800        1,118,394
   CACI International, Cl A*                16,400          821,968
   Checkpoint Systems*                      22,700          588,611
   Cypress Semiconductor*                   29,500          829,540
   Factset Research Systems                 14,500          870,435
   Fairchild Semiconductor
       International, Cl A*                 36,500          475,960
   Harmonic*                                38,100          315,087
   Intersil, Cl A                           30,400          812,288
   Itron*                                    5,200          484,016
   Mantech International, Cl A*             14,000          668,780
   Micros Systems*                          30,000        1,069,500
   Microsemi*                               27,800          681,100
   THQ*                                     14,000          297,920
                                                      --------------
                                                          9,587,389
                                                      --------------
MATERIALS -- 2.9%
   AMCOL International                      12,300          365,310
   Haynes International*                    10,300          645,295
   Schnitzer Steel Industries, Cl A          9,800          862,400
                                                      --------------
                                                          1,873,005
                                                      --------------



THE ADVISORS' INNER CIRCLE FUND II        FROST HOOVER SMALL MID-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS                               APRIL 30, 2008 (UNAUDITED)


--------------------------------------------------------------------------------


----------------------------------------------------------------------
Description                                 Shares     Market Value
----------------------------------------------------------------------

UTILITIES -- 1.4%
   Avista                                   16,400    $     336,692
   South Jersey Industries                  15,900          580,509
                                                      --------------
                                                            917,201
                                                      --------------
Total Common Stock
   (Cost $55,777,571)                                    61,707,592
                                                      --------------
SHORT-TERM INVESTMENT -- 3.2%
   American Beacon Select
     Money Market Fund, 2.200%**         2,084,598        2,084,598
                                                      --------------
Total Short-Term Investment
   (Cost $2,084,598)                                      2,084,598
                                                      --------------
Total Investments -- 98.6%
   (Cost $57,862,169)+                                $  63,792,190
                                                      ==============

     Percentages are based on Net Assets of $64,699,865.

*    Non-income producing security.
**   Rate shown is the 7-day effective yield as of April 30, 2008.
++   Real Estate Investment Trust

     Cl -- Class

+ At April 30, 2008, the tax basis cost of the Fund's investments was $57,862,169, and the unrealized appreciation and depreciation were $6,676,332 and $(746,311), respectively.



THE ADVISORS' INNER CIRCLE FUND II               FROST INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS                               APRIL 30, 2008 (UNAUDITED)


--------------------------------------------------------------------------------


----------------------------------------------------------------------
Description                                 Shares     Market Value
----------------------------------------------------------------------

COMMON STOCK -- 97.5%
BRAZIL -- 1.2%
   Empresa Brasileira de
     Aeronautica ADR                        73,755    $   3,074,108
                                                      --------------
CANADA -- 9.1%
   Canadian National Railway                96,400        5,049,296
   Canadian Natural Resources               62,300        5,293,241
   Nexen                                     9,100          315,414
   Potash Corp. of Saskatchewan             31,500        5,794,425
   Rogers Communications, Cl B             153,020        6,809,838
                                                      --------------
                                                         23,262,214
                                                      --------------
CHINA -- 5.4%
   China Life Insurance, Cl H              707,900        3,070,283
   China Merchants Bank, Cl H              648,140        2,707,133
   China Petroleum & Chemical,
     Cl H                                3,890,163        4,128,222
   Country Garden Holdings               2,940,600        2,520,590
   Soho China*                           2,212,900        1,388,546
                                                      --------------
                                                         13,814,774
                                                      --------------
DENMARK -- 4.4%
   Carlsberg, Cl B                          27,400        3,659,375
   Novo Nordisk, Cl B                      109,530        7,543,357
                                                      --------------
                                                         11,202,732
                                                      --------------
FINLAND -- 4.9%
   Fortum                                  162,370        6,912,760
   Nokia                                   180,200        5,547,818
                                                      --------------
                                                         12,460,578
                                                      --------------
FRANCE -- 12.5%
   Air Liquide                              50,278        7,591,976
   AXA                                     193,400        7,217,815
   France Telecom                          170,201        5,356,895
   Groupe Danone                            69,100        6,131,866
   LVMH Moet Hennessy Louis Vuitton         49,705        5,697,377
                                                      --------------
                                                         31,995,929
                                                      --------------
GERMANY -- 4.8%
   BASF                                     37,500        5,365,674
   E.ON                                     33,660        6,868,841
                                                      --------------
                                                         12,234,515
                                                      --------------
GREECE -- 3.0%
   National Bank of Greece                  67,600        3,752,917
   OPAP                                    102,488        4,000,125
                                                      --------------
                                                          7,753,042
                                                      --------------
GUERNSEY -- 1.3%
   Amdocs*                                 100,856        3,164,861
                                                      --------------
HONG KONG -- 4.0%
   China Mobile                            414,681        7,135,636
   Hong Kong Exchanges and Clearing        155,800        3,182,733
                                                      --------------
                                                         10,318,369
                                                      --------------
ISRAEL -- 3.3%
   Teva Pharmaceutical Industries ADR      179,917        8,416,517
                                                      --------------
JAPAN -- 8.6%
   Fanuc                                    52,700        5,539,633
   Komatsu                                  79,300        2,402,337
   Nintendo                                 12,406        6,812,681
   Toyota Motor                             96,200        4,875,687
   Yamada Denki                             28,587        2,444,109
                                                      --------------
                                                         22,074,447
                                                      --------------

----------------------------------------------------------------------
Description                                 Shares     Market Value
----------------------------------------------------------------------

MEXICO -- 3.1%
   America Movil ADR                        76,729    $   4,447,213
   Wal-Mart de Mexico                      861,740        3,467,502
                                                      --------------
                                                          7,914,715
                                                      --------------
NETHERLANDS -- 2.1%
   Schlumberger                             53,150        5,344,233
                                                      --------------
RUSSIA -- 3.3%
   Gazprom OAO ADR                         102,400        5,447,680
   Sberbank                                945,100        3,076,301
                                                      --------------
                                                          8,523,981
                                                      --------------
SOUTH KOREA -- 1.6%
   Shinhan Financial Group                  71,145        4,106,975
                                                      --------------
SPAIN -- 2.3%
   Telefonica                              202,600        5,873,701
                                                      --------------
SWITZERLAND -- 12.5%
   Givaudan                                  2,460        2,497,751
   Logitech International*                  40,604        1,242,300
   Nestle                                   15,000        7,195,251
   Novartis                                 82,445        4,193,467
   Roche Holding                            41,126        6,858,965
   Swiss Reinsurance                        57,500        4,794,904
   UBS                                     155,960        5,268,410
                                                      --------------
                                                         32,051,048
                                                      --------------
UNITED KINGDOM -- 10.1%
   ARM Holdings                            795,200        1,596,660
   Carnival                                124,829        4,923,478
   Marks & Spencer Group                   331,600        2,508,326
   Next                                     95,331        2,171,868
   Reckitt Benckiser Group                  76,000        4,438,948
   SABMiller                               114,149        2,650,512
   Standard Chartered                       70,300        2,507,220
   Vodafone Group ADR                      157,329        4,981,036
                                                      --------------
                                                         25,778,048
                                                      --------------
Total Common Stock
   (Cost $206,452,031)                                  249,364,787
                                                      --------------
RIGHTS -- 0.1%
                                        Number Of
                                         Rights
                                      ------------
SWITZERLAND -- 0.1%
   UBS, Expires 05/21/08*                  155,960          263,421
                                                      --------------
Total Rights (Cost $339,208)                                263,421
                                                      --------------
SHORT-TERM INVESTMENT -- 2.3%
   American Beacon Select
     Money Market Fund, 2.200%**         5,946,413        5,946,413
                                                      --------------

Total Short-Term Investment
   (Cost $5,946,413)                                      5,946,413
                                                      --------------

Total Investments -- 99.9%
   (Cost $212,737,652)+                               $ 255,574,621
                                                      ==============



THE ADVISORS' INNER CIRCLE FUND II               FROST INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS                               APRIL 30, 2008 (UNAUDITED)


--------------------------------------------------------------------------------


A summary of the outstanding forward foreign currency contracts held by the Fund at April 30, 2008, is as follows:
--------------------------------------------------------------------------------
                                                                   UNREALIZED
MATURITY                  CURRENCY            CURRENCY            APPRECIATION
DATE                     TO DELIVER           TO RECEIVE         (DEPRECIATION)
--------------------------------------------------------------------------------
6/6/08            MXP         84,000,000 USD          7,579,859   $   (391,459)
6/6/08            USD          7,736,732 MXP         84,000,000        234,586
6/24/08           CHF          5,135,000 USD          4,480,803       (478,889)
6/24/08           EUR         10,360,000 USD         14,864,528     (1,267,649)
6/24/08           USD          5,070,103 CHF          5,135,000       (110,411)
6/24/08           USD         15,891,100 EUR         10,360,000        241,077
                                                                  ------------
                                                                  $ (1,772,745)
                                                                  ============
     Percentages are based on Net Assets of $255,746,926.

*    Non-income producing security.
**   Rate shown is the 7-day effective yield as of April 30, 2008.

     ADR -- American Depositary Receipt
     CHF -- Swiss Franc
     Cl -- Class
     EUR -- Euro
     MXP -- Mexican Peso
     USD -- U.S. Dollar

+ At April 30, 2008, the tax basis cost of the Fund's investments was $212,737,652, and the unrealized appreciation and depreciation were $53,600,736 and $(10,763,767), respectively.



THE ADVISORS' INNER CIRCLE FUND II            FROST KEMPNER MULTI-CAP DEEP VALUE
SCHEDULE OF INVESTMENTS                                              EQUITY FUND
                                                      APRIL 30, 2008 (UNAUDITED)


--------------------------------------------------------------------------------


----------------------------------------------------------------------
Description                                 Shares     Market Value
----------------------------------------------------------------------

COMMON STOCK -- 94.1%^
CONSUMER DISCRETIONARY -- 13.2%
   American Eagle Outfitters                66,100    $   1,214,257
   Best Buy                                 48,100        2,069,262
   Gannett                                 132,600        3,795,012
   Home Depot                               75,600        2,177,280
   JC Penney                               141,500        6,013,750
   Nissan Motor ADR                        201,280        3,568,694
   Staples                                  81,000        1,757,700
   Walt Disney                              44,300        1,436,649
                                                      --------------
                                                         22,032,604
                                                      --------------
CONSUMER STAPLES -- 1.0%
   Sara Lee                                119,400        1,732,494
                                                      --------------
ENERGY -- 4.6%
   ENSCO International                     121,406        7,737,204
                                                      --------------
FINANCIALS -- 26.1%
   Allstate                                 94,200        4,743,912
   American International Group             76,900        3,552,780
   Annaly Capital Management++             257,900        4,322,404
   Bank of America                         145,754        5,471,605
   Barclays ADR                            131,500        4,786,600
   Genworth Financial, Cl A                103,500        2,386,710
   Lincoln National                         26,765        1,438,886
   Marsh & McLennan                        227,900        6,287,762
   RenaissanceRe Holdings                   99,800        5,133,712
   Washington Federal                       47,940        1,141,451
   XL Capital, Cl A                        123,150        4,296,704
                                                      --------------
                                                         43,562,526
                                                      --------------
HEALTH CARE -- 7.8%
   Johnson & Johnson                        32,900        2,207,261
   Pfizer                                  309,100        6,216,001
   Teva Pharmaceutical Industries ADR       30,800        1,440,824
   Wyeth                                    72,200        3,210,734
                                                      --------------
                                                         13,074,820
                                                      --------------
INDUSTRIALS -- 9.1%
   Arkansas Best                           146,200        5,771,976
   Caterpillar                              24,400        1,997,872
   Dover                                   117,800        5,827,566
   Ingersoll-Rand, Cl A                     36,300        1,610,994
                                                      --------------
                                                         15,208,408
                                                      --------------
INFORMATION TECHNOLOGY -- 8.6%
   Black Box                                45,556        1,354,380
   Canon ADR                                54,300        2,713,371
   International Business Machines          39,900        4,815,930
   Nokia ADR                               136,400        4,101,548
   Technitrol                               68,200        1,432,200
                                                      --------------
                                                         14,417,429
                                                      --------------
MATERIALS -- 8.5%
   Alcoa                                    89,300        3,105,854
   Dow Chemical                             95,000        3,814,250
   Koninklijke DSM ADR                     150,132        2,011,769
   PPG Industries                           44,400        2,724,828
   Vulcan Materials                         36,600        2,518,812
                                                      --------------
                                                         14,175,513
                                                      --------------
TELECOMMUNICATION SERVICES -- 11.6%
   AT&T                                    231,967        8,979,442
   Fairpoint Communications                  2,536           23,357
   Nippon Telegraph & Telephone ADR        246,100        5,288,689


----------------------------------------------------------------------
Description                                 Shares     Market Value
----------------------------------------------------------------------


   Verizon Communications                  134,500    $   5,175,560
                                                      --------------
                                                         19,467,048
                                                      --------------
UTILITIES -- 3.6%
   Consolidated Edison                      89,400        3,719,040
   Southern Union                           86,900        2,226,378
                                                      --------------
                                                          5,945,418
                                                      --------------
Total Common Stock
   (Cost $155,369,593)                                  157,353,464
                                                      --------------
SHORT-TERM INVESTMENT -- 4.5%
   Fidelity Institutional Money Market
     Fund, Government Portfolio,
     Cl I, 2.350%*                       7,545,879        7,545,879
                                                      --------------
Total Short-Term Investment
   (Cost $7,545,879)                                      7,545,879
                                                      --------------
Total Investments -- 98.6%
   (Cost $162,915,472)+                               $ 164,899,343
                                                      ==============

     Percentages are based on Net Assets of $167,175,153.

*    Rate shown is the 7-day effective yield as of April 30, 2008.
++   Real Estate Investment Trust
^    More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

     ADR -- American Depositary Receipt
     Cl -- Class

+ At April 30, 2008, the tax basis cost of the Fund's investments was $162,915,472, and the unrealized appreciation and depreciation were $21,281,328 and $(19,297,457), respectively.





THE ADVISORS' INNER CIRCLE FUND II        FROST KEMPNER TREASURY AND INCOME FUND
SCHEDULE OF INVESTMENTS                               APRIL 30, 2008 (UNAUDITED)


--------------------------------------------------------------------------------


----------------------------------------------------------------------
Description                     Face Amount/Shares     Market Value
----------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 87.0%
   U.S. Treasury Bills (A)
       1.312%, 05/15/08                 $7,000,000     $  6,997,347
   U.S. Treasury Bonds
       8.125%, 08/15/19                    320,000          435,002
       7.500%, 11/15/16                    320,000          407,600
       7.250%, 05/15/16                    246,000          307,847
       7.125%, 02/15/23                    303,000          392,694
       6.250%, 08/15/23                    470,000          565,653
       6.000%, 02/15/26                    355,000          419,372
       5.250%, 11/15/28                    394,000          432,108
   U.S. Treasury Inflationary
     Protection Securities
       4.250%, 01/15/10                    628,755          675,176
       3.875%, 01/15/09                    645,030          666,193
       3.625%, 04/15/28                  1,700,517        2,127,507
       3.500%, 01/15/11                    607,805          661,510
       2.500%, 07/15/16                    628,578          685,199
       2.375%, 04/15/11 to 01/15/25      1,638,423        1,727,402
       2.000%, 07/15/14                    673,446          710,275
       1.875%, 07/15/13                    460,776          483,995
       1.625%, 01/15/15                    554,010          570,198
   U.S. Treasury Notes
       5.000%, 08/15/11                    477,000          513,893
       4.750%, 11/15/08 to 03/31/11        599,000          625,473
       4.500%, 02/15/16                    347,000          370,341
       4.000%, 02/15/14                    216,000          225,686
                                                       -------------
Total U.S. Treasury Obligations
   (Cost $19,346,614)                                    20,000,471
                                                       -------------

SHORT-TERM INVESTMENT -- 12.3%
   BlackRock Liquidity Funds
     Treasury Trust Fund
     Portfolio, 1.180%*                  2,825,071        2,825,071
                                                       -------------

Total Short-Term Investment
   (Cost $2,825,071)                                      2,825,071
                                                       -------------
Total Investments -- 99.3%
   (Cost $22,171,685)+                                 $ 22,825,542
                                                       =============


     Percentages are based on a Net Assets of $22,974,923.

*    Rate shown is the 7-day effective yield as of April 30, 2008.
(A) The rate reported is the effective yield at time of purchase.

+ At April 30, 2008, the tax basis cost of the Fund's investments was $22,171,685, and the unrealized appreciation and depreciation were $717,008 and $(63,151), respectively.


THE ADVISORS' INNER CIRCLE FUND II              FROST LKCM MULTI-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS                               APRIL 30, 2008 (Unaudited)


--------------------------------------------------------------------------------


----------------------------------------------------------------------
Description                                 Shares     Market Value
----------------------------------------------------------------------

COMMON STOCK -- 97.1%
CONSUMER DISCRETIONARY -- 7.5%
   Collective Brands*                       20,000     $    247,400
   Home Depot                               15,000          432,000
   Jarden*                                  12,500          266,500
   Kohl's*                                   8,500          415,225
   PetSmart                                 10,000          223,800
                                                       -------------
                                                          1,584,925
                                                       -------------
CONSUMER STAPLES -- 14.5%
   Avon Products                            13,800          538,476
   Coca-Cola                                 4,000          235,480
   Colgate-Palmolive                         6,000          424,200
   CVS Caremark                             15,000          605,550
   Kimberly-Clark                           10,000          639,900
   PepsiCo                                   3,500          239,855
   Procter & Gamble                          6,000          402,300
                                                       -------------
                                                          3,085,761
                                                       -------------
ENERGY -- 10.5%
   Devon Energy                              3,500          396,900
   Exxon Mobil                               5,000          465,350
   Nabors Industries*                       10,000          375,400
   Peabody Energy                            5,000          305,650
   Schlumberger                              4,000          402,200
   XTO Energy                                4,500          278,370
                                                       -------------
                                                          2,223,870
                                                       -------------
FINANCIALS -- 13.3%
   American Express                          7,500          360,150
   American International Group              6,000          277,200
   Bank of New York Mellon                  15,000          652,950
   JPMorgan Chase                           14,960          712,844
   Morgan Stanley                           11,000          534,600
   Wells Fargo                              10,000          297,500
                                                       -------------
                                                          2,835,244
                                                       -------------
HEALTH CARE -- 15.9%
   Abbott Laboratories                       8,000          422,000
   Dentsply International                   17,500          680,225
   Gilead Sciences*                          7,500          388,200
   Haemonetics*                              5,000          286,150
   Medtronic                                 7,500          365,100
   Pfizer                                   12,500          251,375
   Schering-Plough                          22,500          414,225
   Thermo Fisher Scientific*                10,000          578,700
                                                       -------------
                                                          3,385,975
                                                       -------------
INDUSTRIALS -- 8.9%
   Chicago Bridge & Iron, NY Shares         12,500          498,000
   General Electric                         10,000          327,000
   Masco                                    20,000          364,200
   Rockwell Collins                          5,000          315,550
   United Technologies                       5,500          398,585
                                                       -------------
                                                          1,903,335
                                                       -------------
INFORMATION TECHNOLOGY -- 14.2%
   Brocade Communications Systems*          10,000           71,600
   Citrix Systems*                          19,800          648,450
   EMC*                                     35,000          539,000
   International Business Machines           7,500          905,250
   Microsoft                                30,000          855,600
                                                       -------------
                                                          3,019,900
                                                       -------------
MATERIALS -- 2.0%
   Hercules                                 22,815          428,922
                                                       -------------

----------------------------------------------------------------------
Description                                 Shares     Market Value
----------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 5.9%
   AT&T                                     15,000     $    580,650
   Fairpoint Communications                    429            3,951
   Verizon Communications                   17,500          673,400
                                                       -------------
                                                          1,258,001
                                                       -------------
UTILITIES -- 4.4%
   Allegheny Energy                          8,000          430,400
   Duke Energy                              27,500          503,525
                                                       -------------
                                                            933,925
                                                       -------------
Total Common Stock
   (Cost $16,022,150)                                    20,659,858
                                                       -------------

SHORT-TERM INVESTMENT -- 2.9%
  American Beacon Select Money
   Market Fund, 2.200%**                   619,762          619,762
                                                       -------------
Total Short-Term Investment
   (Cost $619,762)                                          619,762
                                                       -------------

Total Investments -- 100.0%
   (Cost $16,641,912)+                                 $ 21,279,620
                                                       =============

     Percentages are based on Net Assets of $21,283,314.

*    Non-income producing security.
**   Rate shown is the 7-day effective yield as of April 30, 2008.

     NY -- New York

+ At April 30, 2008, the tax basis cost of the Fund's investments was $16,641,912, and the unrealized appreciation and depreciation were $5,036,723 and $(399,015), respectively.


THE ADVISORS' INNER CIRCLE FUND II          FROST LKCM SMALL-MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS                               APRIL 30, 2008 (UNAUDITED)


--------------------------------------------------------------------------------


----------------------------------------------------------------------
Description                               Shares       Market Value
----------------------------------------------------------------------

COMMON STOCK -- 81.0%
CONSUMER DISCRETIONARY -- 12.4%
   DeVry                                     2,400     $    136,800
   GameStop, Cl A*                           2,250          123,840
   Life Time Fitness*                        3,050          110,868
   LKQ*                                      4,850          105,536
   Morningstar*                              1,600           92,768
   Penn National Gaming*                     1,950           83,304
   Phillips-Van Heusen                       2,300           97,083
   Tempur-Pedic International                6,500           72,215
                                                       -------------
                                                            822,414
                                                       -------------
CONSUMER STAPLES -- 1.5%
   McCormick                                 2,650          100,144
                                                       -------------
ENERGY -- 8.0%
   Cabot Oil & Gas                           2,100          119,637
   Core Laboratories*                        1,000          125,280
   Range Resources                           2,200          146,036
   SandRidge Energy*                         3,050          137,799
                                                       -------------
                                                            528,752
                                                       -------------
FINANCIALS -- 7.5%
   GFI Group                                 9,050          106,337
   Investment Technology Group*              2,150          103,759
   Potlatch++                                2,250          100,823
   Prosperity Bancshares                     3,150           97,556
   Zions Bancorporation                      1,900           88,065
                                                       -------------
                                                            496,540
                                                       -------------
HEALTH CARE -- 12.7%
   Charles River Laboratories
     International*                          1,800          104,490
   Covance*                                  1,500          125,684
   Dentsply International                    2,950          114,666
   Haemonetics*                              1,650           94,430
   inVentiv Health*                          3,450          102,569
   Meridian Bioscience                       3,100           83,483
   Pharmaceucical Product Development        2,750          113,905
   Resmed*                                   2,300           99,176
                                                       -------------
                                                            838,403
                                                       -------------
INDUSTRIALS -- 16.4%
   Ametek                                    2,450          118,874
   BE Aerospace*                             2,600          104,936
   Bucyrus International, Cl A               1,050          132,226
   Clarcor                                   3,000          125,879
   Copart*                                   2,000           81,740
   Excel Maritime Carriers, Cl A             1,600           63,536
   Hexcel*                                   5,450          121,971
   Landstar System                           2,100          109,116
   Nordson                                   1,950          115,109
   Republic Services, Cl A                   3,600          114,444
                                                       -------------
                                                          1,087,831
                                                       -------------
INFORMATION TECHNOLOGY -- 15.8%
   Blackbaud                                 3,600           84,564
   Brocade Communications Systems*          14,400          103,104
   Citrix Systems*                           2,950           96,613
   Harris                                    1,850           99,956
   Lawson Software*                         12,900          103,071
   Mantech International, Cl A*              2,200          105,094
   Nuance Communications*                    7,200          146,015
   Rofin-Sinar Technologies*                 2,250           85,680
   TIBCO Software*                          13,800          105,846

----------------------------------------------------------------------
Description                               Shares       Market Value
----------------------------------------------------------------------
   Trimble Navigation*                       3,450     $    113,125
                                                       -------------
                                                          1,043,068
                                                       -------------
MATERIALS -- 6.7%
   Airgas                                    2,100          101,073
   Aptargroup                                2,550          112,583
   FMC                                       2,200          138,116
   Hercules                                  4,800           90,240
                                                       -------------
                                                            442,012
                                                       -------------
Total Common Stock
   (Cost $5,391,438)                                      5,359,164
                                                       -------------

SHORT-TERM INVESTMENT (A) -- 99.7%
   American Beacon Select Money
     Market Fund, 2.200%**               6,601,100        6,601,100
                                                       -------------
Total Short-Term Investment
   (Cost $6,601,100)                                      6,601,100
                                                       -------------
Total Investments -- 180.7%
   (Cost $11,992,538)+                                 $ 11,960,264
                                                       =============


     Percentages are based on Net Assets of $6,618,940.

*    Non-income producing security.
**   Rate shown is the 7-day effective yield as of April 30, 2008.
(A)  As of April 30, 2008, the Fund had pending purchases of common stock in the amount of $5,391,438, which was expected to settle on May 5, 2008. Had such pending purchases settled on April 30, 2008, short-term investments would have represented 18.3% of Net Assets.
++   Real Estate Investment Trust

     Cl -- Class

+ At April 30, 2008, the tax basis cost of the Fund's investments was $11,992,538, and the unrealized appreciation and depreciation were $14,809 and $(47,083), respectively.


THE ADVISORS' INNER CIRCLE FUND II                  FROST LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS                               APRIL 30, 2008 (UNAUDITED)


--------------------------------------------------------------------------------


----------------------------------------------------------------------
Description                            Face Amount     Market Value
----------------------------------------------------------------------

ASSET-BACKED SECURITIES -- 33.3%
AUTOMOTIVE -- 24.3%
   AmeriCredit Automobile
     Receivables Trust,
     Ser 2006-1, Cl C
       5.280%, 11/06/11                $ 1,000,000    $     952,055
   AmeriCredit Automobile
     Receivables Trust,
     Ser 2006-RM, Cl A2
       5.420%, 08/08/11                    300,000          294,415
   AmeriCredit Automobile
     Receivables Trust,
     Ser 2007-AX, Cl A3
       5.190%, 11/06/11 (A)              3,000,000        2,906,118
   AmeriCredit Automobile
     Receivables Trust,
     Ser 2007-DF, Cl A3A
       5.490%, 07/06/12                  1,000,000        1,010,856
   Capital One Auto Finance
     Trust, Ser 2005-C, Cl A4A
       4.710%, 06/15/12                    600,000          556,631
   Capital One Auto Finance
     Trust, Ser 2007-B, Cl A3A
       5.030%, 04/15/12                  1,600,000        1,514,777
   Capital One Auto Finance
     Trust, Ser 2007-C, Cl A4
       5.230%, 07/15/14                  1,000,000          776,581
   Capital One Prime Auto
     Receivables Trust,
     Ser 2005-1, Cl B
       4.580%, 08/15/12                  1,000,000          980,303
   Capital One Prime Auto
     Receivables Trust,
     Ser 2006-2, Cl B
       5.050%, 06/15/13                    700,000          683,590
   Capital One Prime Auto
     Receivables Trust,
     Ser 2007-1, Cl B1
       5.760%, 12/15/13                  1,900,000        1,799,905
   Carmax Auto Owner Trust,
     Ser 2007-1, Cl A3
       5.240%, 07/15/11                  1,125,000        1,138,754
   CPS Auto Trust, Ser 2005-A,
     Cl A2
       4.780%, 10/15/11 (B)              1,554,745        1,552,090
   Drive Auto Receivables
     Trust, Ser 2005-2, Cl A3
       4.260%, 10/15/12 (B)                466,483          463,774
   Drive Auto Receivables
     Trust, Ser 2006-2, Cl A3
       5.330%, 04/15/14 (B)                500,000          469,743
   Fifth Third Auto Trust,
     Ser 2008-1, Cl A4A
       4.810%, 01/15/13                  2,000,000        1,978,001
   Harley-Davidson Motorcycle
     Trust, Ser 2008-1, Cl A4
       4.900%, 12/15/13                    750,000          729,957
   Household Automotive Trust,
     Ser 2005-3, Cl A4
       4.940%, 11/19/12                  1,500,000        1,503,213
   Household Automotive Trust,
     Ser 2007-1, Cl A3
       5.300%, 11/17/11                  3,750,000        3,796,694
   Santander Drive Auto
     Receivables Trust,
     Ser 2007-1, Cl A4
       2.766%, 09/15/14 (A)                750,000          594,040
   Triad Auto Receivables Owner
     Trust, Ser 2005-A, Cl A4
       4.220%, 06/12/12                  1,030,000          998,982

----------------------------------------------------------------------
Description                            Face Amount     Market Value
----------------------------------------------------------------------

   Wachovia Auto Loan Owner
     Trust, Ser 2008-1, Cl A3
       4.270%, 04/20/12                $ 1,500,000    $   1,485,103
                                                      --------------
                                                         26,185,582
                                                      --------------
CREDIT CARDS -- 7.7%
   Bank of America Credit Card
     Trust, Ser 2007-A8, Cl A8
       5.590%, 11/17/14                  1,750,000        1,789,470
   Capital One Multi-Asset
     Execution Trust,
     Ser 2004-B6, Cl B6
       4.150%, 07/16/12                  1,250,000        1,216,121
   Chase Issuance Trust,
     Ser 2008-A4, Cl A4
       4.650%, 03/15/15                  2,000,000        1,976,048
   Citibank Credit Card Issuance
     Trust, Ser 2005-A7, Cl A7
       4.750%, 10/22/12                    600,000          607,327
   Household Credit Card Master
     Note Trust I, Ser 2006-1, Cl A
       5.100%, 06/15/12                  2,000,000        2,016,758
   MBNA Credit Card Master Note
     Trust, Ser 2002-C1, Cl C1
       6.800%, 07/15/14                    750,000          678,910
                                                      --------------
                                                          8,284,634
                                                      --------------
OTHER ASSET-BACKED SECURITIES -- 1.3%
   Ford Credit Floorplan
     Master Owner Trust,
     Ser 2006-4, Cl A
       2.966%, 06/15/13 (A)                750,000          714,456
   John Deere Owner Trust,
     Ser 2008-A, Cl A4
       4.890%, 03/16/15                    750,000          735,672
                                                      --------------
                                                          1,450,128
                                                      --------------
Total Asset-Backed Securities
   (Cost $36,245,297)                                    35,920,344
                                                      --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 28.4%
   FFCB
     5.300%, 04/21/20                      750,000          749,229
     4.820%, 10/12/12                    4,500,000        4,743,927
     4.400%, 01/03/13                    1,635,000        1,694,297
   FHLB
     5.100%, 04/02/18                    1,400,000        1,401,662
     4.250%, 06/11/10                    5,000,000        5,147,065
   FHLMC
     5.500%, 08/20/12                    1,800,000        1,943,420
     5.125%, 08/23/10                      500,000          525,043
     4.125%, 10/18/10                    5,000,000        5,143,305
   FNMA
     5.000%, 10/15/11                    1,000,000        1,058,286
     4.125%, 08/01/13                    1,350,000        1,350,000
   FNMA(C)
     2.054%, 05/21/08                      500,000          499,486
   Tennessee Valley Authority
     5.625%, 01/18/11                    4,500,000        4,783,284
     5.375%, 11/13/08                    1,550,000        1,570,336
                                                      --------------

Total U.S. Government Agency Obligations
   (Cost $29,504,469)                                    30,609,340
                                                      --------------


THE ADVISORS' INNER CIRCLE FUND II                  FROST LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS                               APRIL 30, 2008 (UNAUDITED)


--------------------------------------------------------------------------------


----------------------------------------------------------------------
Description                            Face Amount     Market Value
----------------------------------------------------------------------

CORPORATE OBLIGATIONS -- 9.9%
CONSUMER DISCRETIONARY -- 1.8%
   Home Depot
       4.625%, 08/15/10                $ 1,975,000    $   1,949,923
                                                      --------------
FINANCIALS -- 6.5%
   AEP Texas Central Transition
     Funding, Ser A-1
       4.980%, 01/01/10                  1,688,912        1,707,141
   CIT Group
       5.200%, 11/03/10                  1,140,000          988,722
   General Electric
     Capital MTN
       5.000%, 04/10/12                    300,000          303,144
   Genworth Global
     Funding Trust MTN
       5.200%, 10/08/10                    400,000          402,563
   Merrill Lynch MTN (A)
       3.439%, 11/01/11                  2,100,000        1,904,788
   SLM MTN (A)
       3.000%, 03/15/11                  2,000,000        1,681,184
                                                      --------------
                                                          6,987,542
                                                      --------------
HEALTH CARE -- 0.7%
   Merck
       4.750%, 03/01/15                    750,000          745,204
                                                      --------------
INDUSTRIALS -- 0.9%
   Masco
       5.875%, 07/15/12                  1,000,000          954,496
                                                      --------------
Total Corporate Obligations
   (Cost $11,289,288)                                    10,637,165
                                                      --------------

MUNICIPAL BONDS -- 9.7%
   Baltimore, Consolidated Public
     Improvement Project,
     Ser B, GO, FGIC
       7.500%, 10/15/08                  1,000,000        1,015,790
   Mississippi State, GO
       7.000%, 10/01/09                  2,600,000        2,715,622
   South Texas Detention Complex
     Local Development Authority,
     RB, MBIA
       4.340%, 02/01/11                  1,400,000        1,369,886
   Texas State, Veterans Housing
     Assistance Project, Ser A-1, GO
     Callable 12/01/09 @ 100
       7.000%, 12/01/10                  1,050,000        1,050,704
   Texas State, Veterans Housing
     Funding II Project,
     Ser D, GO
       7.150%, 12/01/09                  4,115,000        4,331,695
                                                      --------------

Total Municipal Bonds
   (Cost $10,360,769)                                    10,483,697
                                                      --------------

----------------------------------------------------------------------
Description                     Face Amount/Shares     Market Value
----------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 5.4%
   U.S. Treasury Notes
       4.500%, 03/31/12                $ 2,000,000    $   2,122,968
       4.375%, 08/15/12                  3,500,000        3,715,744
                                                      --------------
Total U.S. Treasury Obligations
   (Cost $5,473,126)                                      5,838,712
                                                      --------------

COMMERCIAL PAPER (D)-- 3.4%
   Barton Capital(B)
       2.889%, 06/05/08                    500,000          498,600
   CRC Funding(B)
       2.756%, 05/02/08                    400,000          399,969
   Falcon Asset
     Securitization(B)
       2.706%, 05/16/08                    100,000           99,888
   FCAR Owner Trust I
       2.965%, 06/27/08                    500,000          497,665
   JPMorgan Chase
       2.254%, 05/14/08                    388,000          387,685
   Kitty Hawk Funding(B)
       2.855%, 05/23/08                    500,000          499,129
   Old Line Funding(B)
       2.908%, 06/03/08                    340,000          339,096
   White Point Funding
       3.309%, 05/05/08                  1,000,000          999,633
                                                      --------------
Total Commercial Paper
   (Cost $3,721,665)                                      3,721,665
                                                      --------------

SHORT TERM INVESTMENT -- 10.6%
   American Beacon Select Money
     Market Fund, 2.200%*               11,400,419       11,400,419
                                                      --------------

Total Short Term Investment
   (Cost $11,400,419)                                    11,400,419
                                                      --------------

Total Investments -- 100.7%
   (Cost $107,995,033)+                               $ 108,611,342
                                                      ==============

      Percentages are based on Net Assets of $107,812,317.

*     Rate shown is the 7-day effective yield as of April 30, 2008.
(A)   Variable Rate Security. The rate reported on the
      Schedule of Investments is the rate in effect as of April 30, 2008.
(B) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other
      "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C) Zero Coupon Security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(D) The rate reported is the effective yield at time of purchase.

Cl -- Class
FFCB -- Federal Farm Credit Bank
FGIC -- Federal Guaranty Insurance Company


THE ADVISORS' INNER CIRCLE FUND II                  FROST LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS                               APRIL 30, 2008 (UNAUDITED)


--------------------------------------------------------------------------------

FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
MTN -- Medium Term Note
RB -- Revenue Bond
Ser -- Series

+ At April 30, 2008, the tax basis cost of the Fund's investments was $107,995,033, and the unrealized appreciation and depreciation were $1,895,954 and $(1,279,645), respectively.




THE ADVISORS' INNER CIRCLE FUND II        FROST LOW DURATION MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS                               APRIL 30, 2008 (UNAUDITED)


--------------------------------------------------------------------------------


----------------------------------------------------------------------
Description                            Face Amount     Market Value
----------------------------------------------------------------------

MUNICIPAL BONDS -- 85.0%
ALABAMA -- 2.4%
   Chatom, Industrial Development
     Board Revenue Authority, Gulf
     Opportunity Zone Electric
     Project, Ser B, RB, AMBAC (A)
       5.508%, 08/01/37                  $ 100,000       $  100,000
   Jefferson County, Capital
     Improvement & Refunding
     Project, Ser A, GO, MBIA
       5.000%, 04/01/10                    955,000          957,015
                                                      --------------
                                                          1,057,015
                                                      --------------
ARIZONA -- 2.5%
   Maricopa County, School District
     No. 69-Paradise Valley, Ser D,
     GO, FGIC
       7.625%, 07/01/10                  1,000,000        1,102,850
                                                      --------------

COLORADO -- 0.9%
   Colorado State, Health Facilities
     Authority, Ser B-2-RMKT, RB,
     MBIA (A)
       4.393%, 12/01/25                    400,000          400,000
                                                      --------------

DELAWARE -- 1.4%
   Delaware State, Ser A, GO
       4.500%, 08/01/09                    575,000          591,485
                                                      --------------

FLORIDA -- 1.0%
   Florida State, Hurricane
     Catastrophe Authority, Ser A, RB
       4.000%, 07/01/10                    325,000          333,505
   Florida State, Municipal Power
     Agency, Power Supply Project,
     Ser B, RB (A)
       5.378%, 10/01/27                    100,000          100,000
                                                      --------------
                                                            433,505
                                                      --------------
GEORGIA -- 3.0%
   Georgia State, Ser B, GO
       5.000%, 07/01/08                    800,000          803,872
   Georgia State, Ser D, GO
       4.000%, 08/01/12                    500,000          521,570
                                                      --------------
                                                          1,325,442
                                                      --------------
HAWAII -- 0.7%
   Honolulu City & County, Water
     Authority, Ser B, RB, MBIA
       4.000%, 07/01/12                    305,000          315,977
                                                      --------------

ILLINOIS -- 1.4%
   Cook County, School District
     No. 85, GO, MBIA
     Callable 12/01/08 @ 100
       4.800%, 12/01/11                    125,000          126,792
   Du Page Cook & Will Counties,
     Community College District
     No. 502, Ser A, GO
       5.000%, 06/01/08                    500,000          501,050
                                                      --------------
                                                            627,842
                                                      --------------
INDIANA -- 1.4%
   Indiana State, Office Building
     Commission, Rockville
     Correctional Authority, Ser D,
     RB, FSA (A)
       4.171%, 07/01/20                    500,000          500,000

----------------------------------------------------------------------
Description                            Face Amount     Market Value
----------------------------------------------------------------------
   Mount Vernon of Posey County,
     RB, AMBAC
       4.000%, 01/15/13                  $ 100,000      $   103,061
                                                      --------------
                                                            603,061
                                                      -------------
KANSAS -- 2.3%
   Kansas State, Department of
     Transportation Highway
     Authority, Ser C-2, RB, FSA (A)
       4.426%, 09/01/15                    865,000          865,000
       4.180%, 09/01/14                    135,000          135,000
                                                      --------------
                                                          1,000,000
                                                      --------------
MAINE -- 1.0%
   Maine State, GO
       5.000%, 06/15/09                    430,000          444,048
                                                      --------------

MASSACHUSETTS -- 2.3%
   Massachusetts State, Water
     Resources Authority, Ser E,
     RB, FGIC(A)
     Callable 05/29/08 @ 100
       4.343%, 08/01/11                    500,000          500,000
   Westford, GO, AMBAC
       3.000%, 06/01/09                    500,000          504,635
                                                      --------------
                                                          1,004,635
                                                      --------------
MICHIGAN -- 1.4%
   Grand Rapids Charter Township,
     Porter Hills Project, RB,
     Radian(A)
     Callable 07/01/08 @ 100
       5.126%, 07/01/33                    100,000          100,000
   Michigan State, Higher
     Education Facilities
     Authority, Ser B3, RB (A)
       11.803%, 07/01/37                   495,000          495,000
                                                      --------------
                                                            595,000
                                                      --------------
MISSOURI -- 0.2%
   Missouri State, Health &
     Educational Facilities
     Authority, Stars-Mercy Health
     System, Ser A, RB,
     AMBAC (A)
       2.940%, 06/01/31                    100,000          100,000
                                                      --------------

NEW MEXICO -- 2.8%
   New Mexico State, Finance
     Authority, Sub Lien Public
     Project, Ser C, RB, MBIA
       4.250%, 06/15/09                    125,000          127,934
       4.250%, 06/15/10                     75,000           77,665
   New Mexico State, GO
       5.000%, 09/01/08                  1,000,000        1,010,100
                                                      --------------
                                                          1,215,699
                                                      --------------
NEW YORK -- 0.7%
   New York State, Tollway
     Authority, Ser H, RB, MBIA
       4.000%, 01/01/11                    300,000          308,676
                                                      --------------

NORTH CAROLINA -- 1.2%
   Mecklenburg County, Ser B, GO(A)
     Callable 07/01/08 @ 100
       2.380%, 02/01/24                    500,000          500,000
                                                      --------------


THE ADVISORS' INNER CIRCLE FUND II        FROST LOW DURATION MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS                               APRIL 30, 2008 (UNAUDITED)


--------------------------------------------------------------------------------


----------------------------------------------------------------------
Description                            Face Amount     Market Value
----------------------------------------------------------------------
OHIO -- 0.5%
   Cleveland, Stadium Project,
     COP, AMBAC(A)(C)
     Callable 07/01/08 @ 100
       7.830%, 11/15/27                  $ 100,000       $  100,000
   Ohio State, Major New State
     Infrastructure Project, RB
       5.000%, 06/15/10                    100,000          105,149
                                                      --------------
                                                            205,149
                                                      --------------
OREGON -- 0.6%
   Oregon State, Department of
     Administrative Services,
     Ser B, COP, FSA
       4.000%, 11/01/12                    250,000          260,533
                                                      --------------

PENNSYLVANIA -- 2.3%
   Montgomery County, Higher
     Education & Health Authority,
     Abington Memorial Hospital,
     Ser A, RB, AMBAC
       5.000%, 06/01/08                  1,000,000        1,001,650
                                                      --------------

SOUTH CAROLINA -- 1.9%
   Darlington County, School
     District, GO, FSA
       3.250%, 03/01/10                    500,000          505,200
   Piedmont, Municipal Power
     Agency, South Carolina
     Electric, Ser B-1, RB, MBIA(A)
     Callable 06/12/08 @ 100
       3.550%, 01/01/34                    300,000          300,000
   South Carolina State,
     Transportation Infrastructure
     Bank, Ser B, RB, AMBAC
       5.250%, 10/01/10                     25,000           26,541
                                                      --------------
                                                            831,741
                                                      --------------
TEXAS -- 40.2%
   Alief, Independent School District,
     GO, PSF
     Callable 07/14/08 @ 100
       5.000%, 02/15/09                  1,000,000        1,002,020
   Brownsville, Independent School
     District, School Building Project,
     GO, PSF
       5.000%, 02/15/11                    150,000          158,754
   Brownsville, Public Improvement
     & Refunding Project, GO, FSA
       4.000%, 02/15/15                    500,000          517,085
   College Station, Independent
     School District, School
     Building Project, GO, PSF
       4.250%, 08/15/11                    800,000          835,552
   Corpus Christi, Independent
     School District, GO, PSF
     Callable 07/14/08 @ 100
       5.000%, 08/15/10                    500,000          501,010
   Cypress-Fairbanks, Independent
     School District, Schoolhouse
     Project, GO, PSF(B)
     Pre-Refunded @ 100
       6.750%, 02/15/10                    300,000          322,455

----------------------------------------------------------------------
Description                            Face Amount     Market Value
----------------------------------------------------------------------
   Dallas, GO
       4.000%, 08/15/08                $ 1,000,000      $ 1,005,810
   El Paso, Water & Sewer
     Authority, Refunding &
     Improvement Project, RB,
     AMBAC
       5.000%, 03/01/11                  1,000,000        1,055,360
   Franklin, Independent School
     District, School Building
     Project, GO, XLCA
       5.000%, 02/15/09                  1,000,000        1,015,990
   Grand Prairie, Refunding &
     Improvement Project, GO, XLCA
       4.125%, 02/15/12                    250,000          258,877
   Harris County, Health
     Facilities Development,
     Memorial Hermann Hospital
     Systems Project, RB, FSA(B)
     Pre-Refunded @ 101
       5.000%, 06/01/18                    500,000          506,115
   Harris County, Toll Road
     Authority, Sub Lien, Ser A, GO
       6.500%, 08/15/08                    225,000          227,855
   Houston, Independent School
     District, GO
       3.600%, 07/15/12                    250,000          254,973
   Houston, Utility Systems, RB(A)(C)
     Callable 06/12/08 @ 100
       2.500%, 05/15/34                  1,000,000        1,000,000
   Humble Island, Independent
     School District, School
     Building Project, GO, PSF(A)
     Callable 07/01/08 @ 100
       2.750%, 06/15/23                     85,000           85,000
   Irving, Hospital Authority,
     Baylor Medical Center, RB
       5.000%, 07/01/09                    500,000          515,175
   Irving, Independent School
     District, School Building
     Project, GO, PSF
       5.000%, 02/15/12                    350,000          374,553
   Katy, Independent School
     District, School Building
     Project, Ser D, GO, PSF
       4.250%, 02/15/10                     75,000           77,371
   Leander, Independent School
     District, School Building
     Project, GO, PSF
       4.000%, 08/15/11                    250,000          259,165
   Lubbock, Wastewater Systems
     Authority, GO, FSA
       3.250%, 02/15/12                    265,000          267,152
   Mabank, Independent School
     District, GO, PSF
       3.500%, 08/15/09                    180,000          182,723
   Mansfield, Independent School
     District, GO, PSF(A)
     Callable 07/01/08 @ 100
       2.750%, 08/15/21                    200,000          200,000
   Mesquite, Independent School
     District, School Building
     Project, Ser A, GO, PSF(A)
     Callable 08/01/08 @ 100
       2.750%, 08/01/29                    180,000          180,000
   Montgomery County, GO, FSA
       5.000%, 03/01/10                  1,000,000        1,044,780


THE ADVISORS' INNER CIRCLE FUND II        FROST LOW DURATION MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS                               APRIL 30, 2008 (UNAUDITED)


--------------------------------------------------------------------------------


----------------------------------------------------------------------
Description                            Face Amount     Market Value
----------------------------------------------------------------------
   Northwest, Independent School
     District, GO, PSF (A)
       2.750%, 02/15/31                  $ 385,000       $  385,000
   Polk County, GO, FSA
       4.000%, 08/15/12                    200,000          207,640
   Richardson, Independent School
     District, GO, PSF
       4.000%, 02/15/09                  1,000,000        1,015,960
   San Antonio, Electric & Gas
     Authority, Ser A, RB
       5.000%, 02/01/11                    100,000          105,811
   San Antonio, General
     Improvement Project,
     Ser 2006, GO, FGIC
       5.250%, 08/01/10                     25,000           26,420
   San Antonio, Independent School
     District, GO, PSF
       3.000%, 08/15/09                    795,000          802,553
   Socorro, Independent School
     District, GO, PSF
       5.000%, 08/15/08                    500,000          504,125
   Spring, Independent School
     District, GO, PSF
       5.875%, 08/15/11                     25,000           27,374
   Tarrant County, Refunding &
     Improvement Project, GO
       4.000%, 07/15/09                  1,000,000        1,022,030
   Texas A&M University, Ser B, RB
       5.000%, 05/15/09                  1,000,000        1,029,530
   Victoria, Independent
     School District,
     GO, PSF
       4.000%, 02/15/10                    500,000          513,650
                                                      --------------
                                                         17,487,868
                                                      --------------
UTAH -- 3.6%
   Salt Lake City, School
     District, GO, School
     Board Guaranty
       3.000%, 03/01/10                  1,000,000        1,010,610
   Utah State, Ser A, GO
       4.000%, 07/01/08                    575,000          576,852
                                                      --------------
                                                          1,587,462
                                                      --------------
VIRGINIA -- 2.4%
   Norfolk, GO, MBIA
       5.000%, 06/01/09                    500,000          515,610
   Virginia State, Public Building
     Authority, Ser A, RB
       4.500%, 08/01/08                    525,000          528,318
                                                      --------------
                                                          1,043,928
                                                      --------------
WASHINGTON -- 2.4%
   Washington State, Motor Vehicle
     Fuel Tax Project, GO, MBIA
       4.500%, 01/01/10                  1,000,000        1,031,390
                                                      --------------

WISCONSIN -- 4.5%
   Wisconsin State, Ser 2, GO,
     MBIA
       5.000%, 05/01/10                  1,000,000        1,047,810
   Wisconsin State, Transportation
     Authority, Ser 1, RB, AMBAC
       5.500%, 07/01/11                    835,000          901,032
                                                      --------------
                                                          1,948,842
                                                      --------------
Total Municipal Bonds
   (Cost $36,749,881)                                    37,023,798
                                                      --------------

----------------------------------------------------------------------
Description                                 Shares     Market Value
----------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 13.7%

   AIM Tax Free Income Fund,
     2.220%*                             5,951,570     $  5,951,570
                                                      --------------
Total Short-Term Investment
   (Cost $5,951,570)                                      5,951,570
                                                      --------------

Total Investments -- 98.7%
   (Cost $42,701,451)+                                 $ 42,975,368
                                                      ==============

     Percentages are based on Net Assets of $43,540,341.

*    Rate shown is the 7-day effective yield as of April 30, 2008.
(A)  Variable Rate Security. The rate reflected on the Schedule of
     Investments is the rate in effect on April 30, 2008.
(B) Pre-Refunded Security. The maturity date shown is the pre-refunded date.
(C) Securities are held in connection with a letter of credit issued by a major bank.

     AMBAC -- American Municipal Bond Assurance Corporation
     COP -- Certificate of Participation
     FGIC -- Financial Guaranty Insurance Company
     FSA -- Financial Security Assistance
     GO -- General Obligation
     MBIA -- Municipal Bond Insurance Association
     PSF -- PSF Guaranty
     Radian -- Radian Asset Assurance
     RB -- Revenue Bond
     Ser -- Series
     XLCA -- XL Capital Assurance

+ At April 30, 2008, the tax basis cost of the Fund's investments was $42,701,451, and the unrealized appreciation and depreciation were $299,600 and $(25,683), respectively.





THE ADVISORS' INNER CIRCLE FUND II                     FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS                               APRIL 30, 2008 (UNAUDITED)


--------------------------------------------------------------------------------


----------------------------------------------------------------------
Description                            Face Amount    Market Value
----------------------------------------------------------------------

MUNICIPAL BONDS -- 98.3%
ALABAMA -- 0.9%
   Alabama State, Public School &
     College Authority, Capital
     Improvement Project, RB
       4.000%, 03/01/11                 $1,000,000     $  1,031,220
                                                      --------------

ALASKA -- 1.7%
   Alaska State, Municipal Bond
     Bank Authority, Ser A, RB,
     AMBAC
       4.000%, 02/01/12                  1,000,000        1,032,220
   Anchorage, Ser D, GO, MBIA
     Callable 06/01/15 @ 100
       5.000%, 06/01/18                  1,000,000        1,064,210
                                                      --------------
                                                          2,096,430
                                                      --------------
ARIZONA -- 3.3%
   Arizona State, Water
     Infrastructure Finance
     Authority, Water Quality
     Financial Asset Project,
     Ser A, RB, MBIA(A)
     Pre-Refunded @ 102
       5.000%, 07/01/11                  1,000,000        1,024,860
   Pima County, GO, FSA
       4.000%, 07/01/11                    800,000          829,024
   Scottsdale, GO(A)
     Pre-Refunded @ 100
       5.125%, 07/01/10                  2,000,000        2,065,160
                                                      --------------
                                                          3,919,044
                                                      --------------
CALIFORNIA -- 2.9%
   California State, GO, MBIA
       4.000%, 09/01/15                  1,000,000        1,026,800
   Los Angeles County, Public
     Works Financing Authority,
     Refunding Master Project,
     Ser B, RB, FGIC
       3.500%, 09/01/14                  1,045,000          998,895
   San Francisco City & County,
     Unified School District,
     Ser C, GO, MBIA
     Callable 06/15/16 @ 100
       4.000%, 06/15/18                  1,500,000        1,498,710
                                                      --------------
                                                          3,524,405
                                                      --------------
COLORADO -- 3.0%
   Boulder County, RB
     Callable 06/20/08 @ 101
       4.350%, 06/15/09                  1,000,000        1,012,310
   Denver City & County, Board of
     Water Commission, Ser A, RB,
     FSA
     Callable 06/01/13 @ 100
       4.750%, 12/01/17                  1,570,000        1,640,383
   Highlands Ranch, Metropolitan
     District No. 2, GO, FGIC
     Callable 06/15/15 @ 100
       4.100%, 06/15/18                  1,000,000        1,006,100
                                                      --------------
                                                          3,658,793
                                                      --------------
CONNECTICUT -- 1.1%
   University of Connecticut,
     Ser A, GO(A)
     Pre-Refunded @ 101
       4.500%, 04/01/15                  1,200,000        1,271,736
                                                      --------------


----------------------------------------------------------------------
Description                            Face Amount    Market Value
----------------------------------------------------------------------
DELAWARE -- 0.9%
   Delaware State, Ser C, GO
     Callable 07/01/11 @ 100
       4.250%, 07/01/16                 $1,050,000     $  1,074,875
                                                      --------------

FLORIDA -- 0.9%
   Florida State, Hurricane
     Catastrophe Fund, Ser A, RB
       5.000%, 07/01/12                  1,000,000        1,066,270
                                                      --------------

GEORGIA -- 1.8%
   De Kalb County, Special
     Transportation, Parks &
     Greenspace Project, GO
     Callable 12/01/15 @ 100
       5.000%, 12/01/18                  1,000,000        1,081,710
   Georgia State, Ser D, GO
     Callable 12/01/13 @ 100
       4.000%, 12/01/14                  1,000,000        1,041,030
                                                      --------------
                                                          2,122,740
                                                      --------------
ILLINOIS -- 0.9%
   Illinois State, GO
       5.000%, 01/01/12                  1,000,000        1,065,860
                                                      --------------

INDIANA -- 1.0%
   Fairfield, School Building
     Project, RB, FGIC
     Callable 01/15/14 @ 100
       5.000%, 07/15/17                  1,115,000        1,160,269
                                                      --------------

IOWA -- 2.0%
   Cedar Rapids, Ser A, GO
     Callable 06/01/15 @ 100
       4.000%, 06/01/19                  1,200,000        1,195,716
   Scott County, Public Safety
     Authority, Unlimited Tax
     Lease Project, RB, MBIA
       4.000%, 06/01/12                  1,200,000        1,241,928
                                                      --------------
                                                          2,437,644
                                                      --------------
KENTUCKY -- 1.7%
   Louisville & Jefferson County,
     Metropolitan Sewer District,
     Ser A, RB, FGIC
     Callable 06/20/08 @ 101
       5.000%, 05/15/10                  1,000,000        1,011,080
   Louisville, Waterworks Board,
     RB, FSA
     Callable 11/15/10 @ 100
       5.000%, 11/15/13                  1,000,000        1,044,360
                                                      --------------
                                                          2,055,440
                                                      --------------
LOUISIANA -- 1.7%
   Louisiana State, Ser A, GO, FGIC
     Callable 05/15/11 @ 100
       4.625%, 05/15/13                  1,000,000        1,040,800
   St. Tammany, Parishwide School
     District No. 12, GO, MBIA
     Callable 03/01/15 @ 100
       4.000%, 03/01/16                  1,000,000        1,010,080
                                                      --------------
                                                          2,050,880
                                                      --------------
MARYLAND -- 1.8%
   Annapolis, Public Improvement
     Project, GO
       4.250%, 04/01/12                  1,100,000        1,151,535


THE ADVISORS' INNER CIRCLE FUND II                     FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS                               APRIL 30, 2008 (UNAUDITED)


--------------------------------------------------------------------------------


----------------------------------------------------------------------
Description                            Face Amount    Market Value
----------------------------------------------------------------------
   Anne Arundel County, Water &
     Sewer Authority, Consolidated
     Water & Sewer Project, GO
     Callable 04/01/18 @ 100
       4.700%, 04/01/36                 $1,000,000     $  1,006,260
                                                      --------------
                                                          2,157,795
                                                      --------------
MASSACHUSETTS -- 1.8%
   Boston, Ser A, GO, MBIA
     Callable 02/01/13 @ 100
       5.000%, 02/01/16                  1,000,000        1,053,310
   Massachusetts State, Ser A, GO(A)
      Pre-Refunded @ 100
       5.000%, 08/01/16                  1,000,000        1,086,870
                                                      --------------
                                                          2,140,180
                                                      --------------
MICHIGAN -- 1.9%
   East Lansing, School District,
     School Building & Site
     Project, GO(A)
     Pre-Refunded @ 100
       5.450%, 05/01/19                    225,000          237,935
   Howell, Public Schools, School
     Building & Site Project, GO
     Callable 11/01/13 @ 100
       5.000%, 05/01/17                  1,000,000        1,063,530
   Waterford, School District,
     GO, MBIA
       4.000%, 05/01/12                  1,000,000        1,035,040
                                                      --------------
                                                          2,336,505
                                                      --------------
MISSISSIPPI -- 1.0%
   Rankin County, Development
     Bank, Public Improvement
     Project, RB, AMBAC
       3.500%, 07/01/14                  1,150,000        1,151,863
                                                      --------------

NEVADA -- 4.6%
   Clark County, School District,
     Ser A, GO, FSA
     Callable 06/15/14 @ 100
       4.000%, 06/15/17                  1,000,000        1,011,330
   Las Vegas, Sewer Authority,
     Ser A, GO, FGIC
       4.000%, 04/01/12                  1,310,000        1,350,584
   Nevada State, Capital
     Improvement & Cultural
     Affairs Project, Ser A, GO
       5.000%, 03/01/10                  1,000,000        1,045,500
   Nevada State, Natural
     Resources Project, Ser B, GO
     Callable 03/01/12 @ 100
       5.000%, 03/01/14                    900,000          953,154
   North Las Vegas, GO, MBIA
     Callable 03/01/11 @ 100
       4.000%, 03/01/12                  1,200,000        1,227,948
                                                      --------------
                                                          5,588,516
                                                      --------------
NEW JERSEY -- 0.8%
   Bergen County, GO
     Callable 10/15/16 @ 100
       4.000%, 10/15/17                  1,000,000        1,025,950
                                                      --------------

NEW MEXICO -- 0.2%
   Bernalillo County, Ser A, GO
     Callable 08/01/17 @ 100
       4.000%, 08/01/19                    300,000          302,061
                                                      --------------


----------------------------------------------------------------------
Description                            Face Amount    Market Value
----------------------------------------------------------------------
NEW YORK -- 4.7%
   New York City, Ser G, GO
       5.000%, 08/01/13                 $1,000,000     $  1,077,130
   New York City, Ser P, GO, MBIA
     Callable 08/01/15 @ 100
       5.000%, 08/01/18                  1,000,000        1,064,840
   New York State, Dormitory
     Authority, Education
     Project, Ser D, RB
       4.000%, 03/15/16                  1,000,000        1,032,680
   New York State, Thruway
     Authority, Ser H, RB, MBIA
       4.000%, 01/01/18                  1,000,000        1,008,740
   Suffolk County, Public
     Improvement Project, Ser B,
     GO, MBIA
     Callable 11/01/15 @ 100
       4.375%, 11/01/18                  1,400,000        1,440,068
                                                      --------------
                                                          5,623,458
                                                      --------------
NORTH CAROLINA -- 1.7%
   Mecklenburg County, Public
     Improvement Project, Ser A, GO
     Callable 02/01/13 @ 100
       4.000%, 02/01/14                  1,000,000        1,037,560
   Wake County, Ser B, GO
       4.500%, 02/01/10                  1,000,000        1,036,740
                                                      --------------
                                                          2,074,300
                                                      --------------
OHIO -- 1.8%
   Ohio State, Common Schools
     Project, Ser A, GO
       5.000%, 09/15/12                  2,000,000        2,160,600
                                                      --------------

OKLAHOMA -- 4.4%
   Central Oklahoma, Transportation &
     Parking Authority, Parking System
     Project, RB, AMBAC
     Callable 07/01/13 @ 100
       5.000%, 07/01/16                  1,035,000        1,102,078
   Oklahoma City, Water Utilities
     Trust, Ser B, RB
     Callable 07/01/09 @ 100
       4.400%, 07/01/10                  1,000,000        1,021,020
   Oklahoma State, Ser A, GO, FGIC
       5.000%, 07/15/10                  2,000,000        2,105,620
   Tulsa County, Independent
     School District No. 9,
     Combined Purpose Project, GO
       4.000%, 04/01/11                  1,000,000        1,033,240
                                                      --------------
                                                          5,261,958
                                                      --------------
OREGON -- 0.8%
   Oregon State, Ser B, GO,
     Callable 08/01/17 @ 100
       4.500%, 08/01/32                  1,000,000          968,370
                                                      --------------

TENNESSEE -- 3.3%
   Montgomery County, GO, FGIC
     Callable 05/01/14 @ 102
       4.750%, 05/01/16                  2,000,000        2,138,380
   Shelby County, Public
     Improvement & Schools
     Project, Ser A, GO, FSA
       5.000%, 03/01/11                  1,675,000        1,777,075
                                                      --------------
                                                          3,915,455
                                                      --------------


THE ADVISORS' INNER CIRCLE FUND II                     FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS                               APRIL 30, 2008 (UNAUDITED)


--------------------------------------------------------------------------------


----------------------------------------------------------------------
Description                            Face Amount    Market Value
----------------------------------------------------------------------
TEXAS -- 31.1%
   Alvin, Community College
     District, GO, MBIA
     Callable 02/15/15 @ 100
       4.000%, 02/15/16                 $  575,000       $  588,001
   Austin, Public Improvement
     Project, GO, FGIC
     Callable 09/01/13 @ 100
       4.250%, 09/01/17                  1,000,000        1,015,190
   Austin, Public Improvement
     Project, Ser 2005, GO, MBIA
     Callable 03/01/15 @ 100
       5.000%, 09/01/16                    500,000          544,510
   Austin, Water & Wastewater
     Authority, Ser A, RB, AMBAC
       5.000%, 11/15/19                  1,000,000        1,082,010
   Beaumont, Independent School
     District, School Building
     Project, GO, PSF
     Callable 02/15/17 @ 100
       5.000%, 02/15/33                    500,000          507,775
   Bexar County, GO(A)
     Pre-Refunded @ 100
       4.500%, 06/15/11                     25,000           25,600
   Carrollton, Farmers Branch
     Independent School District,
     GO, PSF
     Callable 02/15/14 @ 100
       5.000%, 02/15/17                  1,000,000        1,065,940
   Cypress-Fairbanks, Independent
     School District, GO, PSF(B)
     Callable 08/15/10 @ 100
       5.000%, 02/15/19                    750,000          788,002
   Dallas County, GO
       5.000%, 08/15/12                  1,000,000        1,077,600
   Dallas, Area Rapid Transit,
     RB, FGIC
     Callable 12/01/12 @ 100
       5.000%, 12/01/14                  1,000,000        1,061,540
   Dallas, GO
     Callable 02/15/13 @ 100
       4.500%, 02/15/16                  1,000,000        1,040,470
   Denton, GO, AMBAC
       4.500%, 02/15/13                    805,000          850,627
   El Paso, Water & Sewer
     Authority, RB, MBIA
       5.000%, 03/01/11                  1,000,000        1,056,750
   Fort Bend, GO, MBIA
     Callable 03/01/17 @ 100
       4.750%, 03/01/31                    500,000          482,405
   Fort Worth, Water & Sewer
     Authority, RB
     Callable 02/15/10 @ 100
       5.000%, 02/15/11                  1,000,000        1,038,210
   Frisco, Independent School
     District, School Building
     Project, Ser A, GO, PSF
     Callable 08/15/17 @ 100
       5.000%, 08/15/27                    500,000          516,460
   Galveston, Criminal Justice
     Authority, Ser A, GO,
     AMBAC(A) Pre-Refunded @ 100
       5.250%, 02/01/16                  1,000,000        1,094,030

----------------------------------------------------------------------
Description                            Face Amount    Market Value
----------------------------------------------------------------------
   Hidalgo County, GO, AMBAC(A)
     Pre-Refunded @ 100
       5.150%, 08/15/11                 $2,070,000     $  2,178,882
   Irving, Independent School
     District, School Building
     Project, GO, PSF
     Callable 02/15/17 @ 100
       5.000%, 02/15/28                    500,000          513,910
   La Vernia, Higher Education
     Finance Authority, Southwest
     Winners Foundation, Ser A,
     RB, ACA
     Callable 02/15/15 @ 100
       5.000%, 02/15/31                    250,000          196,775
   Lewisville, Independent School
     District, GO, PSF
     Callable 08/15/09 @ 100
       5.500%, 08/15/11                     30,000           31,085
   Lower Colorado, River Authority,
     RB, AMBAC
     Callable 05/15/11 @ 100
       5.000%, 05/15/17                  1,000,000        1,036,030
   Lubbock, GO, MBIA
     Callable 02/15/14 @ 100
       5.000%, 02/15/16                  1,000,000        1,071,310
   Lubbock, Waterworks Authority,
     Waterworks System Surplus
     Project, GO, FSA
       5.000%, 02/15/13                  1,000,000        1,080,960
   Mansfield, Waterworks & Sewer
     Authority, GO, MBIA
     Callable 02/15/12 @ 100
       4.300%, 02/15/19                    125,000          125,991
   Nueces County, GO, AMBAC
     Callable 02/15/14 @ 100
       5.000%, 02/15/15                  1,000,000        1,078,880
   Plano, GO
       5.000%, 09/01/10                  1,505,000        1,588,979
   Plano, Independent School
     District, GO, PSF
     Callable 08/15/10 @ 100
       4.875%, 02/15/11                  1,000,000        1,047,240
   Plano, Refunding & Improvement
     Project, GO
     Callable 09/01/15 @ 100
       4.100%, 09/01/19                  1,000,000        1,000,580
   Port Arthur, GO, FGIC
     Callable 02/15/13 @ 100
       3.375%, 02/15/15                  1,435,000        1,408,897
   Red River, Educational Finance
     Authority, Hockaday School
     Project, RB
     Callable 05/15/15 @ 100
       4.000%, 05/15/16                  1,000,000        1,003,640
   Round Rock, Independent School
     District, School Building
     Project, GO
     Callable 08/01/18 @ 100
       5.000%, 08/01/28                  1,000,000        1,028,180
   Royal, Independent School
     District, School Building
     Project, GO, PSF
     Callable 02/15/17 @ 100
       4.500%, 02/15/28                    400,000          389,240


THE ADVISORS' INNER CIRCLE FUND II                     FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS                               APRIL 30, 2008 (UNAUDITED)


--------------------------------------------------------------------------------


----------------------------------------------------------------------
Description                            Face Amount    Market Value
----------------------------------------------------------------------
   San Antonio, Electric &
     Gas Authority, RB
     Callable 02/01/15 @ 100
       5.000%, 02/01/18                $ 1,000,000     $  1,067,630
   San Marcos, Tax & Toll
     Authority, GO, FSA
     Callable 08/15/17 @ 100
       5.125%, 08/15/28                    500,000          517,315
   Spring, Independent School
     District, GO, PSF
     Callable 02/15/14 @ 100
       5.000%, 02/15/17                  1,000,000        1,063,270
   Spring, Independent School
     District, Schoolhouse
     Project, GO, FGIC
     Callable 08/15/14 @ 100
       4.000%, 08/15/15                  1,400,000        1,432,732
   Waller, Independent School
     District, School Building
     Project, GO, PSF
     Callable 02/15/18 @ 100
       5.500%, 02/15/33                  1,000,000        1,067,720
   Webster, Economic Development
     Sales Tax Authority,
     Refunding & Improvement
     Project, RB, FSA
       4.125%, 09/15/13                  1,075,000        1,123,601
   West Harris County, Regional
     Water Authority, RB, AMBAC
       4.500%, 12/15/13                  1,315,000        1,390,350
   Ysleta, Independent School
     District, School Building
     Project, GO, PSF
       5.000%, 08/15/14                  1,000,000        1,095,630
                                                      --------------
                                                         37,373,947
                                                      --------------
UTAH -- 6.2%
   Cache County, School District,
     GO, School Board Guaranty(A)
     Pre-Refunded @ 100
       4.600%, 06/15/11                  1,000,000        1,001,890
   Jordan, School District, Ser A, GO,
     School Board Guaranty
     Callable 12/15/13 @ 100
       4.000%, 06/15/16                  1,000,000        1,022,170
   Salt Lake City, School District,
     GO, School Board Guaranty
     Callable 03/01/15 @ 100
       4.000%, 03/01/17                  1,000,000        1,019,720
   Utah State, Building Ownership
     Authority, State Facilities
     Master Lease Program, Ser A, RB
     Callable 05/15/14 @ 100
       5.000%, 05/15/18                  1,000,000        1,060,220
   Utah State, Ser B, GO(A)
     Pre-Refunded @ 100
       4.500%, 07/01/13                  2,000,000        2,049,840
   Washington County, School District,
     GO, School Board Guaranty
       4.000%, 03/01/14                  1,225,000        1,274,649
                                                      --------------
                                                          7,428,489
                                                      --------------
VERMONT -- 0.8%
   Vermont State, Ser A, GO
     Callable 08/01/12 @ 100
       4.250%, 08/01/16                  1,000,000        1,029,260
                                                      --------------


----------------------------------------------------------------------
Description                     Face Amount/Shares    Market Value
----------------------------------------------------------------------
VIRGINIA -- 2.3%
   Alexandria, Ser B, GO
       4.000%, 06/15/14                $ 1,000,000    $   1,046,320
   Fairfax County, GO
     Callable 06/01/10 @ 101
       4.125%, 06/01/12                    355,000          366,878
   Fairfax County, GO(A)
     Pre-Refunded @ 101
       4.125%, 06/01/12                  1,270,000        1,326,883
                                                      --------------
                                                          2,740,081
                                                      --------------
WASHINGTON -- 3.5%
   King County, Renton School
     District No. 403, GO, FSA
     Callable 12/01/13 @ 100
       4.125%, 12/01/16                  1,000,000        1,026,780
   King County, Sewer Authority,
     Ser B, RB, MBIA
     Callable 01/01/14 @ 100
       5.000%, 01/01/15                  1,090,000        1,167,401
   Washington State,
     Ser R-03-A, GO, MBIA
     Callable 01/01/12 @ 100
       4.500%, 01/01/13                  1,000,000        1,042,720
   Washington State, Ser R-C,
     GO, MBIA
     Callable 01/01/14 @ 100
       4.500%, 01/01/17                  1,000,000        1,034,760
                                                      --------------
                                                          4,271,661
                                                      --------------
WISCONSIN -- 1.8%
   Wisconsin State, Ser 2, GO, MBIA
     Callable 05/01/14 @ 100
       5.000%, 05/01/17                  1,000,000        1,070,370
   Wisconsin State, Ser B, GO, FGIC(A)
     Pre-Refunded @ 100
       5.000%, 05/01/16                  1,000,000        1,064,730
                                                      --------------
                                                          2,135,100
                                                      --------------
Total Municipal Bonds
   (Cost $116,420,302)                                  118,221,155
                                                      --------------

SHORT-TERM INVESTMENT -- 0.4%
   AIM Tax Free Income Fund,
     2.220%*                               437,086          437,086
                                                      --------------
Total Short-Term Investment
   (Cost $437,086)                                          437,086
                                                      --------------

Total Investments -- 98.7%
   (Cost $116,857,388)+                               $ 118,658,241
                                                      ==============


     Percentages are based on Net Assets of $120,279,853.

*    Rate shown is the 7-day effective yield as of April 30, 2008.
(A)  Pre-Refunded Security. The maturity date shown is the pre-refunded date.
(B) Variable Rate Security. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2008.

     ACA -- American Capital Access
     AMBAC -- American Municipal Bond Assurance Corporation
     FGIC -- Financial Guaranty Insurance Company
     FSA -- Financial Security Assistance
     GO -- General Obligation


THE ADVISORS' INNER CIRCLE FUND II                     FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS                               APRIL 30, 2008 (UNAUDITED)


--------------------------------------------------------------------------------

     MBIA -- Municipal Bond Insurance Association
     PSF -- PSF Guaranty
     RB -- Revenue Bond
     Ser -- Series


+ At April 30, 2008, the tax basis cost of the Fund's investments was $116,857,388, and the unrealized appreciation and depreciation were $2,062,421 and $(261,568), respectively.




THE ADVISORS' INNER CIRCLE FUND II                  FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS                               APRIL 30, 2008 (UNAUDITED)


--------------------------------------------------------------------------------


----------------------------------------------------------------------
Description                            Face Amount     Market Value
----------------------------------------------------------------------

MORTGAGE-BACKED SECURITIES -- 48.2%
AGENCY MORTGAGE-BACKED OBLIGATIONS -- 40.5%
   FHLMC
        6.000%, 05/01/26 to 11/01/47   $11,165,513     $ 11,366,434
        5.500%, 12/01/37                 3,905,783        3,934,571
        5.000%, 04/01/21 to 04/01/24    11,601,373       11,668,860
   FHLMC REMIC, Cl AL
        5.500%, 10/15/14                   852,444          862,337
   FHLMC REMIC, Cl AN
        3.750%, 02/15/13                 1,905,513        1,895,438
   FHLMC REMIC, Cl AB
        5.500%, 12/15/20                 1,917,227        1,950,238
   FNMA
        6.500%, 03/01/27 to 03/01/37     5,014,486        5,195,207
        6.000%, 07/01/36                 2,373,034        2,428,754
        5.500%, 03/01/21 to 12/01/47    11,603,106       11,651,243
        5.180%, 04/01/37 (A)             2,051,006        2,060,773
        5.000%, 04/01/19 to 05/01/35    17,209,584       17,275,923
   GNMA
        6.000%, 12/15/37                 1,889,334        1,943,958
        5.500%, 08/15/33 to 10/15/36     3,400,834        3,454,152
                                                      --------------
                                                         75,687,888
                                                      --------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS -- 7.7%
   Banc of America Commercial
     Mortgage, Ser 2006-6, Cl A3
        5.369%, 10/10/45                 1,875,000        1,802,685
   Bear Stearns Commercial
     Mortgage Securities,
     Ser 2006-PW14, Cl A3
        5.209%, 12/11/38                 1,500,000        1,429,947
   Bear Stearns Commercial
     Mortgage Securities,
     Ser 2007-PW17, Cl A3
        5.941%, 06/11/50                   750,000          332,105
   Citigroup Commercial Mortgage
     Trust, Ser 2006-C4, Cl C
        5.725%, 03/15/49 (A)               750,000          567,105
   Greenwich Capital Commercial
     Funding, Ser 2007-GC9, Cl J
        5.965%, 03/10/39 (A) (B)           750,000          337,276
   JPMorgan Chase Commercial
     Mortgage Securities,
     Ser 2007-LD12, Cl J
        6.063%, 02/15/51 (A) (B)           800,000          358,576
   LB-UBS Commercial Mortgage
     Trust, Ser 2005-C5, Cl A4
        4.954%, 09/15/30                 1,500,000        1,466,387
   LB-UBS Commercial Mortgage
     Trust, Ser 2007-C6, Cl D
        6.242%, 07/15/40 (A)               500,000          363,693
   Merrill Lynch Mortgage
     Trust, Ser 2007-C1, Cl B
        5.829%, 06/12/50 (A)               150,000          108,777
   Morgan Stanley Capital I,
     Ser 2006-HQ9, Cl A3
        5.712%, 07/12/44                 1,237,500        1,235,949
   Morgan Stanley Capital I,
     Ser 2006-IQ11, Cl A3
        5.737%, 10/15/42 (A)               510,000          511,168
   Morgan Stanley Capital I,
     Ser 2006-T23, Cl A3
        5.808%, 08/12/41 (A)             1,200,000        1,208,351

----------------------------------------------------------------------
Description                            Face Amount     Market Value
----------------------------------------------------------------------
   Morgan Stanley Capital I,
     Ser 2007-HQ12, Cl B
        5.633%, 04/12/49 (A)           $   500,000     $    357,090
   Morgan Stanley Capital I,
     Ser 2007-IQ15, Cl B
        5.881%, 06/11/49 (A) (B)           450,000          327,456
   Morgan Stanley Capital I,
     Ser 2007-T25, Cl B
        5.614%, 11/12/49 (A) (B)         1,400,000        1,009,336
   Morgan Stanley Capital I,
     Ser 2007-T27, Cl B
        5.650%, 06/13/42 (A) (B)           375,000          267,113
   Morgan Stanley Capital I,
     Ser 2008-T29, Cl A4
        6.280%, 01/11/43                   750,000          770,250
   Morgan Stanley Dean Witter
     Capital I, Ser 2003-HQ2, Cl B
        5.040%, 03/12/35                   200,000          196,496
   Wachovia Bank Commercial Mortgage
     Trust, Ser 2007-C30, Cl J
        5.827%, 12/15/43 (A) (B)         1,100,000          495,066
   Wells Fargo Mortgage-Backed
     Securities Trust, Ser 2006-3,
     Cl A3
        5.750%, 03/25/36                 1,306,114        1,215,031
                                                      --------------
                                                         14,359,857
                                                      --------------
Total Mortgage-Backed Securities
   (Cost $91,337,435)                                    90,047,745
                                                      --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 15.4%
   FHLB
        6.000%, 08/17/16                 6,000,000        6,163,979
        5.100%, 04/02/18                 1,000,000        1,001,187
   FHLMC
        5.815%, 03/17/23                 3,500,000        3,542,525
        5.500%, 08/23/17                 3,500,000        3,820,765
   FNMA
        3.750%, 05/27/08                   500,000          500,484
   FNMA (C)
        2.054%, 05/21/08                   500,000          499,486
   HUD
        6.980%, 08/01/14                 5,230,000        5,286,798
   Tennessee Valley Authority
        5.625%, 01/18/11                 7,400,000        7,865,845
                                                      --------------

Total U.S. Government Agency Obligations
   (Cost $27,715,757)                                    28,681,069
                                                      --------------

ASSET-BACKED SECURITIES -- 11.5%
AUTOMOTIVE -- 5.7%
   AmeriCredit Automobile
     Receivables Trust,
     Ser 2006-1, Cl C
        5.280%, 11/06/11                 1,000,000          952,055
   AmeriCredit Automobile
     Receivables Trust,
     Ser 2006-BG, Cl A4
        5.210%, 09/06/13                 2,000,000        1,668,474
   AmeriCredit Automobile
     Receivables Trust,
     Ser 2007-AX, Cl A3
        5.190%, 11/06/11 (A)             1,000,000          968,706
   AmeriCredit Automobile
     Receivables Trust,
     Ser 2007-DF, Cl A4A
        5.560%, 06/06/14                   125,000          125,805



THE ADVISORS' INNER CIRCLE FUND II                  FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS                               APRIL 30, 2008 (UNAUDITED)


--------------------------------------------------------------------------------


----------------------------------------------------------------------
Description                            Face Amount     Market Value
----------------------------------------------------------------------
   Capital Auto Receivables Asset
     Trust, Ser 2007-SN1, Cl D
        6.050%, 01/17/12               $ 1,465,000     $  1,319,336
   Capital One Auto Finance
     Trust, Ser 2007-C, Cl A4
        5.230%, 07/15/14                 1,000,000          776,581
   Capital One Prime Auto
     Receivables Trust, Ser 2005-1,
     Cl B
        4.580%, 08/15/12                   375,000          367,614
   Capital One Prime Auto
     Receivables Trust,
     Ser 2006-2, Cl B
        5.050%, 06/15/13                 1,000,000          976,557
   Capital One Prime Auto
     Receivables Trust,
     Ser 2007-1, Cl B1
        5.760%, 12/15/13                 1,800,000        1,705,173
   Harley-Davidson Motorcycle
     Trust, Ser 2007-1, Cl C
        5.540%, 04/15/15                   800,000          725,668
   Santander Drive Auto
     Receivables Trust,
     Ser 2007-1, Cl A4
        2.766%, 09/15/14 (A)               750,000          594,039
   Triad Auto Receivables Owner
     Trust, Ser 2005-A, Cl A3
        4.050%, 03/12/10                    38,070           38,085
   Wachovia Auto Loan Owner
     Trust, Ser 2006-1, Cl C
        5.220%, 11/20/12 (B)               187,000          181,120
   World Omni Auto Receivables
     Trust, Ser 2007-B, Cl A1
        5.676%, 10/15/08                   324,463          324,851
                                                      --------------
                                                         10,724,064
                                                      --------------
CREDIT CARDS -- 5.0%
   American Express Credit
     Account Master Trust,
     Ser 2004-3,Cl B
        4.550%, 12/15/11                   650,000          644,899
   Bank of America Credit Card
     Trust, Ser 2007-A1, Cl A1
        5.170%, 06/15/19                 4,000,000        3,782,136
   Capital One Multi-Asset
     Execution Trust,
     Ser 2003-C4, Cl C4
        6.000%, 08/15/13                   800,000          756,626
   Capital One Multi-Asset
     Execution Trust,
     Ser 2008-A3, Cl A3
        5.050%, 02/15/16                   750,000          728,643
   Citibank Credit Card Issuance
     Trust, Ser 2005-A9, Cl A9
        5.100%, 11/20/17                 2,500,000        2,414,163
   Citibank Credit Card Issuance
     Trust, Ser 2008-A1, Cl A1
        5.350%, 02/07/20                   750,000          705,847
   MBNA Credit Card Master Note
     Trust, Ser 2002-C1, Cl C1
        6.800%, 07/15/14                   400,000          362,086
                                                      --------------
                                                          9,394,400
                                                      --------------
OTHER ASSET-BACKED SECURITIES -- 0.8%
   Carrington Mortgage Loan Trust,
     Ser 2007-FRE1, Cl M8
        5.145%, 02/25/37 (A)               750,000           45,000
   CIT Equipment Collateral,
     Ser 2006-VT2, Cl D
        5.460%, 04/20/14                   654,439          636,920

----------------------------------------------------------------------
Description                            Face Amount     Market Value
----------------------------------------------------------------------
   Ford Credit Floorplan
     Master Owner Trust,
     Ser 2006-4, Cl A
        2.966%, 06/15/13 (A)            $  750,000     $    714,456
                                                      --------------
                                                          1,396,376
                                                      --------------
Total Asset-Backed Securities
   (Cost $22,967,656)                                    21,514,840
                                                      --------------

CORPORATE OBLIGATIONS -- 6.2%
CONSUMER STAPLES -- 0.4%
   Clorox
        5.000%, 03/01/13                   750,000          740,796
                                                      --------------
FINANCIALS -- 4.5%
   Bear Stearns
        5.350%, 02/01/12                   900,000          899,846
   Capital One Financial MTN
        5.700%, 09/15/11                 1,500,000        1,464,585
   CIT Group
        5.000%, 02/13/14                   750,000          619,793
   Citigroup
        5.625%, 08/27/12                 2,500,000        2,493,495
   Genworth Global Funding
     Trust MTN
        5.200%, 10/08/10                 1,500,000        1,509,612
   IBM International Group
     Capital
        5.050%, 10/22/12                 1,300,000        1,340,794
                                                      --------------
                                                          8,328,125
                                                      --------------
HEALTH CARE -- 0.5%
   Merck
        4.750%, 03/01/15                 1,000,000          993,605
                                                      --------------
TELECOMMUNICATION SERVICES -- 0.8%
   Verizon Communications
        5.500%, 02/15/18                 1,500,000        1,504,250
                                                      --------------

Total Corporate Obligations
   (Cost $11,648,544)                                    11,566,776
                                                      --------------

U.S. TREASURY OBLIGATIONS -- 5.0%
   U.S. Treasury Bonds
        6.000%, 02/15/26                 2,550,000        3,012,392
   U.S. Treasury Notes
        4.875%, 08/15/16                 1,500,000        1,632,891
        3.875%, 10/31/12                 4,500,000        4,667,346
                                                      --------------

Total U.S. Treasury Obligations
   (Cost $8,654,171)                                      9,312,629
                                                      --------------

MUNICIPAL BONDS -- 3.3%
   Jefferson County, Ser A, GO
     Callable 05/01/09 @ 100
         7.700%, 05/15/16                1,725,000        1,774,197
   Richardson, Ser B, GO, FGIC
     Callable 02/15/10 @ 100
        7.700%, 02/15/15                   500,000          520,820
   Texas State, Veterans Land Board
     Authority, Ser A, RB, GNMA
     Callable 02/25/10 @ 100
        8.190%, 12/25/32                    38,000           39,307



THE ADVISORS' INNER CIRCLE FUND II                  FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS                               APRIL 30, 2008 (UNAUDITED)


--------------------------------------------------------------------------------


----------------------------------------------------------------------
Description                            Face Amount     Market Value
----------------------------------------------------------------------
   Trinity, River Authority,
     Huntsville Regional Water
     Project, RB, AMBAC
     Callable 08/01/10 @ 100
        6.500%, 08/01/15               $ 1,850,000     $  1,911,475
   Watertown, Ser C, GO
     Callable 09/15/14 @ 100
        5.500%, 09/15/27                   500,000          497,705
   Wisconsin State, Ser A, RB, FSA
        4.140%, 05/01/13                 1,500,000        1,453,845
                                                      --------------
Total Municipal Bonds
   (Cost $6,162,942)                                      6,197,349
                                                      --------------

COMMERCIAL PAPER (D) -- 7.2%
   Banco Santander
        2.807%, 05/08/08                   350,000          349,809
   Bank of Scotland
        2.806%, 05/01/08                   400,000          400,000
   Barton Capital(B)
        2.889%, 06/05/08                 1,000,000          997,200
   Ciesco (B)
        3.184%, 05/22/08                 1,500,000        1,497,234
   ConocoPhillips Qatar
     Funding (B)
        2.204%, 05/13/08                 1,000,000          999,267
   CRC Funding (B)
        2.806%, 05/28/08                   350,000          349,265
   Falcon Asset
     Securitization (B)
        2.706%, 05/16/08                 1,000,000          998,875
   FCAR Owner Trust
        2.956%, 05/14/08                   500,000          499,467
   FCAR Owner Trust I
        2.965%, 06/27/08                   500,000          497,665
   General Electric Capital
        2.406%, 06/05/08                   274,000          273,361
        2.375%, 05/23/08                   500,000          499,276
   Greyhawk Funding(B)
        3.208%, 05/07/08                 1,000,000          999,467
   JPMorgan Chase
        2.254%, 05/14/08                   200,000          199,838
   Kitty Hawk Funding(B)
        2.860%, 06/04/08                   251,000          250,324
        2.858%, 06/02/08                   687,000          685,260
   Nissan Motor Acceptance(B)
        3.108%, 05/19/08                   500,000          499,225
        3.008%, 05/15/08                   500,000          499,417
   Old Line Funding (B)
        2.887%, 05/20/08                   500,000          499,240
   Sheffield Receivables(B)
        2.805%, 05/09/08                 1,000,000          999,378
   Westpac Banking(B)
        2.706%, 05/06/08                   500,000          499,813
   White Point Funding
        3.309%, 05/05/08                 1,000,000          999,632
                                                      --------------
Total Commercial Paper
   (Cost $13,493,013)                                    13,493,013
                                                      --------------

----------------------------------------------------------------------
Description                                 Shares     Market Value
----------------------------------------------------------------------

SHORT-TERM INVESTMENT -- 3.1%
   American Beacon Select
     Money Market Fund, 2.200%*          5,841,119    $   5,841,119
                                                      --------------
Total Short-Term Investment
   (Cost $5,841,119)                                      5,841,119
                                                      --------------
Total Investments -- 99.9%
   (Cost $187,820,637)+                               $ 186,654,540
                                                      ==============

     Percentages are based on Net Assets of $186,751,369.

*    Rate shown is the 7-day effective yield as of April 30, 2008.
(A) Variable Rate Security. The rate reported on the Schedule of Investments is the rate in effect as of April 30, 2008.
(B) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C) Zero Coupon Security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(D)  The rate reported is the effective yield at time of purchase.

     AMBAC -- American Municipal Bond Assurance Company
     Cl -- Class
     FGIC -- Federal Guaranty Insurance Company
     FHLB -- Federal Home Loan Bank
     FHLMC -- Federal Home Loan Mortgage Corporation
     FNMA -- Federal National Mortgage Association
     FSA -- Financial Security Assistance
     GNMA -- Government National Mortgage Association
     GO -- General Obligation
     HUD -- Housing and Urban Development
     MTN -- Medium Term Note
     RB -- Revenue Bond
     REMIC -- Real Estate Mortgage Investment Conduit
     Ser -- Series

+ At April 30, 2008, the tax basis cost of the Fund's investments was $187,820,637, and the unrealized appreciation and depreciation were $3,044,105 and $(4,210,202), respectively.

The following is a summary of the significant accounting policies followed by the Frost Funds (each a "Fund" and collectively the "Funds"):

SECURITY VALUATION
--------------------------------------------------------------------------------

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Funds calculate their net asset value. The closing prices of such securities may no longer reflect their market value at the time the Funds calculate net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Funds calculate net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser of the Funds becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate net asset value, it may request that a Committee meeting be called. In addition, the Funds' administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Funds calculate net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser for the Funds that such limits have been exceeded. In such event, the adviser makes the determination whether a Committee meeting should be called based on the information provided.

The Funds use FT Interactive Data Corp. ("FT") as a third party fair valuation vendor. FT provides a fair value for foreign securities in the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by FT in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a "confidence interval" which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Funds value their non-U.S. securities that exceed the applicable "confidence interval" based upon the fair values provided by FT. In such event, it is not necessary to hold a Committee meeting. In the event that the adviser believes that the fair values provided by FT are not reliable, the adviser contacts the Funds' administrator and may request that a meeting of the Committee be held.

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in that corresponding currency based on the fair value prices provided by FT using the predetermined confidence interval discussed above.

SECURITY TRANSACTIONS AND INVESTMENT INCOME
--------------------------------------------------------------------------------

Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

In September, 2006, the Financial Accounting Standards Board ("FASB") released STATEMENT OF FINANCIAL ACCOUNTING STANDARDS ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Funds adopted SFAS No. 157 on April 25, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

         o Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

         o Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

         o Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Funds' investments are measured at April 30, 2008:


FROST CORE GROWTH EQUITY FUND
--------------------------------------------------------

                                             LEVEL 1            LEVEL 2            LEVEL 3            TOTAL
                                         ---------------   ----------------   ----------------   ---------------
Investments in securities                 $ 214,021,055     $           --     $           --     $ 214,021,055
                                         ---------------   ----------------   ----------------   ---------------
TOTAL                                     $ 214,021,055     $           --     $           --     $ 214,021,055
                                         ===============   ================   ================   ===============

FROST DIVIDEND VALUE EQUITY FUND
--------------------------------------------------------

                                             LEVEL 1            LEVEL 2            LEVEL 3            TOTAL
                                         ---------------   ----------------   ----------------   ---------------
Investments in securities                 $ 143,077,835     $           --     $           --     $ 143,077,835
                                         ---------------   ----------------   ----------------   ---------------
TOTAL                                     $ 143,077,835     $           --     $           --     $ 143,077,835
                                         ===============   ================   ================   ===============

FROST HOOVER SMALL MID-CAP EQUITY FUND
--------------------------------------------------------

                                             LEVEL 1            LEVEL 2            LEVEL 3            TOTAL
                                         ---------------   ----------------   ----------------   ---------------
Investments in securities                 $  63,792,190     $           --     $           --     $  63,792,190
                                         ---------------   ----------------   ----------------   ---------------
TOTAL                                     $  63,792,190     $           --     $           --     $  63,792,190
                                         ===============   ================   ================   ===============

FROST INTERNATIONAL EQUITY FUND
--------------------------------------------------------

                                             LEVEL 1            LEVEL 2            LEVEL 3            TOTAL
                                         ---------------   ----------------   ----------------   ---------------
Investments in securities                 $ 255,574,621     $           --     $           --     $ 255,574,621
Other financial instruments*                 (1,772,745)                --                 --        (1,772,745)
                                         ---------------   ----------------   ----------------   ---------------
TOTAL                                     $ 253,801,876     $           --     $           --     $ 253,801,876
                                         ===============   ================   ================   ===============

FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND
--------------------------------------------------------

                                             LEVEL 1            LEVEL 2            LEVEL 3            TOTAL
                                         ---------------   ----------------   ----------------   ---------------
Investments in securities                 $ 164,899,343     $           --     $           --     $ 164,899,343
                                         ---------------   ----------------   ----------------   ---------------
TOTAL                                     $ 164,899,343     $           --     $           --     $ 164,899,343
                                         ===============   ================   ================   ===============

FROST KEMPNER TREASURY AND INCOME FUND
--------------------------------------------------------

                                             LEVEL 1            LEVEL 2            LEVEL 3            TOTAL
                                         ---------------   ----------------   ----------------   ---------------
Investments in securities                 $   2,825,071     $   20,000,471     $           --     $  22,825,542
                                         ---------------   ----------------   ----------------   ---------------
TOTAL                                     $   2,825,071     $   20,000,471     $           --     $  22,825,542
                                         ===============   ================   ================   ===============


FROST LKCM MULTI-CAP EQUITY FUND
--------------------------------------------------------

                                             LEVEL 1            LEVEL 2            LEVEL 3            TOTAL
                                         ---------------   ----------------   ----------------   ---------------
Investments in securities                 $  21,279,620     $           --     $           --     $  21,279,620
                                         ---------------   ----------------   ----------------   ---------------
TOTAL                                     $  21,279,620     $           --     $           --     $  21,279,620
                                         ===============   ================   ================   ===============

FROST LKCM SMALL MID-CAP EQUITY FUND
--------------------------------------------------------

                                             LEVEL 1            LEVEL 2            LEVEL 3            TOTAL
                                         ---------------   ----------------   ----------------   ---------------
Investments in securities                 $  11,960,264     $           --     $           --     $  11,960,264
                                         ---------------   ----------------   ----------------   ---------------
TOTAL                                     $  11,960,264     $           --     $           --     $  11,960,264
                                         ===============   ================   ================   ===============

FROST LOW DURATION BOND FUND
--------------------------------------------------------

                                             LEVEL 1            LEVEL 2            LEVEL 3            TOTAL
                                         ---------------   ----------------   ----------------   ---------------
Investments in securities                 $  11,400,419     $   97,210,923     $           --     $ 108,611,342
                                         ---------------   ----------------   ----------------   ---------------
TOTAL                                     $  11,400,419     $   97,210,923     $           --     $ 108,611,342
                                         ===============   ================   ================   ===============

FROST LOW DURATION MUNICIPAL BOND FUND
--------------------------------------------------------

                                             LEVEL 1            LEVEL 2            LEVEL 3            TOTAL
                                         ---------------   ----------------   ----------------   ---------------
Investments in securities                 $   5,951,570     $   37,023,798     $           --     $  42,975,368
                                         ---------------   ----------------   ----------------   ---------------
TOTAL                                     $   5,951,570     $   37,023,798     $           --     $  42,975,368
                                         ===============   ================   ================   ===============

FROST MUNICIPAL BOND FUND
--------------------------------------------------------

                                             LEVEL 1            LEVEL 2            LEVEL 3            TOTAL
                                         ---------------   ----------------   ----------------   ---------------
Investments in securities                 $     437,086     $  118,221,155     $           --     $ 118,658,241
                                         ---------------   ----------------   ----------------   ---------------
TOTAL                                     $     437,086     $  118,221,155     $           --     $ 118,658,241
                                         ===============   ================   ================   ===============

FROST TOTAL RETURN BOND FUND
--------------------------------------------------------

                                             LEVEL 1            LEVEL 2            LEVEL 3            TOTAL
                                         ---------------   ----------------   ----------------   ---------------
Investments in securities                 $   5,841,119     $  180,768,421     $       45,000     $ 186,654,540
                                         ---------------   ----------------   ----------------   ---------------
TOTAL                                     $   5,841,119     $  180,768,421     $       45,000     $ 186,654,540
                                         ===============   ================   ================   ===============


* Other financial instruments are derivative instruments not reflective in the Schedule of Investments, such as short sales, futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

FROST TOTAL RETURN BOND FUND

                                          INVESTMENTS IN
                                             SECURITIES
                                         ----------------

Beginning Balance as of 1/31/08            $          --
Accrued discounts/premiums                            --
Realized gain/(loss)                                  --
Change in unrealized
appreciation/(depreciation)                           --
Net purchase/sales                                    --
Net transfers in and/or out of Level 3            45,000
                                         ----------------
ENDING BALANCE AS OF 4/30/08               $      45,000
                                         ================


FIA-QH-001-0100

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                             The Advisors' Inner Circle Fund II


By (Signature and Title)*                /s/ Philip T. Masterson
                                         --------------------------
                                         Philip T. Masterson
                                         President
Date: June 27, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                /s/ Philip T. Masterson
                                         --------------------------
                                         Philip T. Masterson
                                         President
Date: June 27, 2008



By (Signature and Title)*                /s/ Michael Lawson
                                         --------------------------
                                         Michael Lawson
                                         Controller and Chief Financial Officer
Date: June 27, 2008


* Print the name and title of each signing officer under his or her signature.